UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

335 Madison Avenue, Mezzanine, New York, NY  10017
(Address of principal executive offices)                   (Zip code)

Eric M. Rubin, President, 335 Madison Avenue, Mezzanine, New York, NY  10017
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797
Registrant's telephone number, including area code:  (888) 266-8787

Date of fiscal year end:  10/31

Date of reporting period:  01/31/10

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The Schedule of Investments as of January 31, 2010 is filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.4%

Consumer Discretionary — 14.3%
Choice Hotels International, Inc.	105,000	3,332,700
Omnicom Group, Inc.	120,000	4,236,000
Target Corp.	43,000	2,204,610
Viacom, Inc., Class B (a)	100,000	2,914,000
Walt Disney Co. (The)	110,000	3,250,500
		15,937,810

Consumer Staples — 17.4%
Campbell Soup Co.	60,000	1,986,600
Clorox Co.	35,000	2,070,950
Diageo PLC - ADR	66,000	4,434,540
Dr Pepper Snapple Group, Inc.	160,000	4,425,600
Imperial Tobacco Group PLC - ADR	43,100	2,758,400
Mead Johnson Nutrition Co., Class A	80,000	3,618,400
		19,294,490

Energy — 12.2%
Cal Dive International, Inc. (a)	50,000	352,000
Chevron Corp.	12,400	894,288
Helix Energy Solutions Group, Inc. (a)	70,000	742,700
Noble Corp.	90,000	3,628,800
Occidental Petroleum Corp.	62,300	4,880,582
Transocean Ltd. (a)	36,500	3,093,010
		13,591,380

Financials — 10.1%
Chubb Corp.	32,000	1,600,000
Franklin Resources, Inc.	5,000	495,150
Goldman Sachs Group, Inc. (The)	27,000	4,015,440
Loews Corp.	94,000	3,362,380
Travelers Cos., Inc. (The)	35,000	1,773,450
		11,246,420

Health Care — 18.1%
Baxter International, Inc.	40,000	2,303,600
Cardinal Health, Inc.	111,000	3,670,770
CareFusion Corp. (a)	28,000	721,000
Forest Laboratories, Inc. (a)	135,000	4,001,400
Johnson & Johnson	40,000	2,514,400
Laboratory Corp of America Holdings (a)	47,500	3,377,250
McKesson Corp.	60,000	3,529,200
		20,117,620

Industrials — 11.5%
DynCorp International, Inc., Class A (a)	62,500	750,625
Energy Recovery, Inc. (a)	145,000	885,950
FTI Consulting, Inc. (a)	50,000	2,072,500
General Electric Co.	264,500	4,253,160
L-3 Communications Holdings, Inc.	57,100	4,758,714
		12,720,949

Information Technology — 10.1%
Activision Blizzard, Inc. (a)	100,000	1,016,000
EMC Corp. (a)	140,000	2,333,800
Harris Corp.	30,000	1,287,600
Hewlett-Packard Co.	70,000	3,294,900
Oracle Corp.	140,000	3,228,400
		11,160,700

Materials — 3.0%
United States Steel Corp.	75,000	3,332,250

Utilities — 1.7%
Entergy Corp.	25,000	1,907,750

Total Common Stocks (Cost $90,930,573)		109,309,369

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2010 (Unaudited)

	Shares	Value ($)
Short-Term Investment — 1.4%
Money Market Fund — 1.4%
Federated Government Obligations Fund	1,594,406	1,594,406

Total Short-Term Investments (Cost $1,594,406)		1,594,406

Total Investments
(Cost $92,524,979(b))—99.8%		$110,903,775

Assets in excess of liabilities — 0.2%		195,153

NET ASSETS — 100.0%		$111,098,928

(a)	Non-income producing security.
(b)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$109,309,369	$–	$–	$109,309,369
Short-Term Investments	1,594,406	–		1,594,406
Total Investments	$110,903,775	$–	$–	$110,903,775

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 100.6%

Australia — 4.2%
Oil Search Ltd.	469,902	2,186,848
SEEK Ltd.	282,404	1,621,590
		3,808,438

Austria — 1.8%
Voestalpine AG	47,137	1,665,235

Belgium — 1.6%
KBC Groep NV (a)	13,054	571,480
Mobistar SA	14,143	892,602
		1,464,082

China — 2.7%
CNOOC Ltd.	1,085,000	1,542,813
Tsingtao Brewery Co. Ltd., Class H	188,000	937,094
		2,479,907

France — 12.4%
Nexans SA	22,379	1,802,421
Renault SA (a)	30,368	1,442,506
Sanofi-Aventis SA	35,871	2,665,769
SCOR SE	25,583	594,838
UBISOFT Entertainment (a)	72,403	992,712
Veolia Environnement	90,074	2,977,281
Vivendi SA	34,143	892,333
		11,367,860

Germany — 5.9%
Commerzbank AG (a)	113,939	892,397
Deutsche Telekom AG	61,816	806,072
Fresenius Medical Care AG & Co. KGaA	54,103	2,747,720
Vossloh AG	9,410	966,767
		5,412,956

Greece — 1.0%
Hellenic Telecommunications Organization SA	65,383	901,991

India — 1.3%
ICICI Bank Ltd.- ADR	34,800	1,227,744

Italy — 7.6%
Banca Carige SpA	224,208	579,133
Edison SpA	434,604	644,751
ENI SpA	57,618	1,352,475
Italcementi SpA	66,536	829,797
Prysmian SpA	117,382	2,145,019
Snam Rete Gas SpA	98,383	463,781
Telecom Italia SpA	628,940	946,135
		6,961,091

Japan — 21.9%
Gree, Inc.	25,600	1,491,951
Hokuetsu Kishu Paper Co. Ltd.	119,000	595,956
Honda Motor Co. Ltd.	81,700	2,783,530
Kyushu Electric Power Co., Inc.	45,400	985,415
Mitsui & Co. Ltd.	188,700	2,784,869
Nippon Paper Group, Inc.	40,200	1,048,928
QP Corp.	44,600	497,120
Seven Bank Ltd.	488	1,019,742
Sony Financial Holdings, Inc.	357	978,976
Sumitomo Rubber Industries Ltd.	110,200	866,899
Tokyo Electron Ltd.	36,600	2,238,458
Toyo Suisan Kaisha Ltd.	121,500	3,209,307
Toyota Auto Body Co. Ltd.	41,100	725,415
Yokohama Rubber Co. Ltd. (The)	227,000	862,678
		20,089,244

Netherlands — 1.0%
TNT NV	32,004	923,623

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)

Norway — 3.0%
Marine Harvest ASA (a)	3,040,000	2,735,502

Singapore — 2.1%
DBS Group Holdings Ltd.	192,000	1,949,627

South Korea — 2.3%
KIWOOM Securities Co. Ltd.	12,930	433,975
Samsung Electronics Co. Ltd.	2,524	1,707,348
		2,141,323

Switzerland — 11.9%
Adecco SA	53,246	2,883,928
Julius Baer Group Ltd.	84,124	2,796,467
Novartis AG	17,809	954,503
Swiss Prime Site AG (a)	17,608	991,041
Syngenta AG	12,534	3,237,783
		10,863,722

United Kingdom — 19.9%
Amlin PLC	153,847	958,516
AstraZeneca PLC- ADR	58,800	2,733,612
BG Group PLC	142,457	2,640,117
Catlin Group Ltd.	140,170	761,060
Home Retail Group PLC	212,198	868,260
Imperial Tobacco Group PLC	87,541	2,834,781
Kingfisher PLC	270,978	919,502
Lancashire Holdings Ltd.	208,598	1,493,344
Marks & Spencer Group PLC	150,162	837,153
Standard Chartered PLC	132,824	3,082,561
Wolseley PLC (a)	49,553	1,100,122
		18,229,028
Total Common Stocks (Cost $94,917,272)		92,221,373

	Shares	Value ($)
Short-Term Investments — 0.5%

Money Market Funds — 0.5%
Dreyfus Cash Management	223,853	223,853
Dreyfus Cash Management Plus	223,853	223,853

Total Short-Term Investments (Cost $447,706)		447,706

Total Investments
(Cost $95,364,978(b))—101.1%		$92,669,079

Liabilities in excess of other assets — (1.1)%		(996,185)

NET ASSETS — 100.0%		$91,672,894

(a)	Non-income producing security.
(b)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR - American Depositary Receipt

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2010 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$92,221,373	$–	$–	$92,221,373
Short-Term Investments	447,706	–	–	447,706
Total Investments	$92,669,079	$–	$–	$92,669,079

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 8.2%

Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-1, Class 2M1, 1.21%, 9/25/32 †	626,811	98,924
Series 2003-4, Class 2M1, 1.13%, 3/25/33 †	1,443,131	469,113
Series 2003-5, Class 2M1, 1.13%, 5/25/33 †	2,182,079	869,335
Citibank Credit Card Issuance Trust, Series 2005-A7, Class A7, 4.75%, 10/22/12	1,000,000	1,030,185
Countrywide Asset-Backed Certificates, Series 2005-13, Class MV1, 0.67%, 4/25/36 †	2,000,000	361,166
Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 0.52%, 2/15/34 †	51,852	23,929
Fannie Mae Grantor Trust, Series 2003-T4, Class 1A, 0.45%, 9/26/33 †	13,288	11,259
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, 0.47%, 8/25/31 †	18,568	16,722
First Horizon Asset Back Trust,
Series 2004-HE1, Class A, 0.44%, 1/25/24 †	29,920	16,356
Series 2004-HE3, Class A, 0.52%, 10/25/34 †	63,462	26,507
Freddie Mac Structured Pass Through Securities,
Series T-31, Class A7, 0.48%, 5/25/31 †(a)	186,393	183,583
Series T-32, Class A1, 0.49%, 8/25/31 †	39,499	35,801
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.79%, 3/25/27 †	23,278	16,941
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 0.69%, 7/25/29 †	35,664	20,124
MBNA Credit Card Master Note Trust, Series 2001-A2, Class A2, 0.48%, 12/16/13 †	1,500,000	1,495,672
MSDWCC Heloc Trust, Series 2003-1, Class A, 0.77%, 11/25/15 †	40,588	31,372
Option One Mortgage Loan Trust,
Series 2002-6, Class A2, 1.03%, 11/25/32 †	1,813,806	1,251,939
Series 2003-1, Class A2, 1.07%, 2/25/33 †	424	333
Residential Asset Mortgage Products, Inc.,
Series 2003-RS4, Class AIIB, 0.89%, 5/25/33 †	1,366,059	845,467
Series 2003-RS5, Class AI6, 4.02%, 4/25/33 †	1,305,579	999,041
Residential Asset Securities Corp., Series 2004-KS4, Class A2B3, 0.99%, 5/25/34 †	1,912,916	975,772
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.52%, 8/25/33 †	40,054	23,134
SLMA Student Loan Trust, Series 2008-9, Class A, 1.75%, 4/25/23 †	1,461,481	1,523,838
Structured Asset Securities Corp., Series 2003-9A, Class 2A1, 3.19%, 3/25/33 †	26,706	24,593

Total Asset-Backed Securities (Cost $16,996,420)		10,351,106

Collateralized Mortgage Obligations — 12.6%

Banc of America Mortgage Securities, Inc.,
Series 2002-G, Class 2A1, 3.44%, 7/20/32 †	1,444	1,326
Series 2004-L, Class 1A1, 3.72%, 1/25/35 †	326,219	296,552
Bear Stearns Alt-A Trust,
Series 2004-9, Class 3A1, 3.03%, 9/25/34 †	1,101,755	876,271
Series 2005-2, Class 2A5, 4.62%, 4/25/35 †	735,918	615,506
Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2, 5.50%, 2/25/36	1,083,012	812,428
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-25, Class 1A3, 0.59%, 2/25/35 †	93,120	44,049
Series 2005-11, Class 4A1, 0.50%, 4/25/35 †	226,673	133,070
Fannie Mae,
Series 1993-9, Class FB, 1.65%, 1/25/23 †	1,238,773	1,242,838
Series 2002-62, Class FP, 1.43%, 11/25/32 †	2,400,000	2,402,302
Freddie Mac,
Series 1689, Class F, 0.90%, 3/15/24 †	1,258,014	1,248,264
Series 1689, Class FG, 0.90%, 3/15/24 †	499,291	497,853
Series 2412, Class OF, 1.18%, 12/15/31 †	3,435,565	3,452,650
Series 2736, Class DB, 3.30%, 11/15/26	531,316	536,590
Freddie Mac Structured Pass Through Securities,
Series T-54, Class 4A, 4.86%, 2/25/43 †	90,197	88,473
Series T-57, Class 1A2, 7.00%, 7/25/43	460,075	510,503
Series T-63, Class 1A1, 1.74%, 2/25/45 †	201,972	188,452
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 3.90%, 4/25/32 †	1,367,530	616,324
Lehman Mortgage Trust, Series 2006-1, Class 1A3, 5.50%, 2/25/36	1,198,006	1,068,163
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 1.98%, 2/25/33 †	28,957	22,125
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 0.57%, 4/25/28 †	62,809	49,871
Residential Asset Securitization Trust, Series 2006-A1, Class 1A6, 0.73%, 4/25/36 †	1,547,782	839,976
Sequoia Mortgage Trust,
Series 10, Class 1A, 0.63%, 10/20/27 †	67,564	57,927
Series 9, Class 1A, 0.93%, 9/20/32 †	82,352	74,782
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A1, 2.83%, 1/25/35 †	367,158	269,261

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations — 12.6% (continued)

Total Collateralized Mortgage Obligations (Cost $18,489,535)		15,945,556

Corporate Bonds — 10.8%

Consumer Discretionary — 0.2%
Target Corp., 6.35%, 1/15/11	200,000	210,951

Energy — 1.1%
Chevron Corp., 3.45%, 3/03/12	1,000,000	1,045,355
Halliburton Co., 5.50%, 10/15/10	350,000	363,422
		1,408,777
Financials — 6.4%
BB&T Corp., 3.85%, 7/27/12	1,000,000	1,045,718
General Electric Capital Corp., 5.00%, 11/15/11	1,000,000	1,059,540
HSBC Holdings plc, 5.25%, 12/12/12	1,000,000	1,083,274
IBM International Group Capital LLC, 5.05%, 10/22/12	700,000	763,725
Merrill Lynch & Co., Inc., 5.77%, 7/25/11	1,000,000	1,058,203
Morgan Stanley, 0.55%, 1/09/14 †	1,000,000	959,741
Washington Mutual Finance Corp., 6.88%, 5/15/11	1,000,000	1,054,467
Wells Fargo & Co., 5.25%, 10/23/12	1,000,000	1,080,575
		8,105,243
Health Care — 0.3%
Abbott Laboratories, 5.15%, 11/30/12	300,000	330,682

Information Technology — 1.0%
Cisco Systems, Inc., 5.25%, 2/22/11	250,000	261,800
Hewlett-Packard Co., 2.25%, 5/27/11	1,000,000	1,019,545
		1,281,345
Telecommunication Services — 0.8%
Cellco Partnership dba Verizon Wireless, 3.75%, 5/20/11	1,000,000	1,033,501

Utilities — 1.0%
Indiana Michigan Power Co., 6.38%, 11/01/12	1,100,000	1,223,480

Total Corporate Bonds (Cost $13,305,769)		13,593,979

Taxable Municipal Bonds — 1.4%

Missouri — 0.3%
Higher Education Loan Authority Revenue, Series 2002, Class N, GO, 0.00%, 7/01/32 †(a)	400,000	320,000

Pennsylvania — 0.3%
Higher Education Assistance Agency, Series 2003, GO, 0.59%, 9/01/43 †(a)	500,000	425,000

Texas — 0.8%
Brazos, Series 2004, GO, 1.71%, 12/01/38 †(a)	600,000	510,000
Panhandle-Plains, Series 2001 A-3, Class A, GO, 1.73%, 4/01/31 †(a)	500,000	470,000
		980,000

Total Taxable Municipal Bonds (Cost $2,000,000)		1,725,000

U.S. Government Agency Pass-Through Securities — 1.8%

Federal Home Loan Mortgage Corporation — 0.0%(b)
3.18%, 4/01/29, Pool #846367 †	10,274	10,530

Federal National Mortgage Association — 1.8%
4.50%, 4/01/13, Pool #254717	292,701	301,370
5.10%, 11/01/21, Pool #365421 †	37,229	38,597
2.24%, 5/01/34, Pool #784365 †	74,745	76,700
2.22%, 6/01/34, Pool #789463 †	241,121	250,707
3.25%, 9/01/34, Pool #725897 †	729,398	749,431
2.21%, 1/01/35, Pool #810896 †	356,631	365,414
5.02%, 7/01/35, Pool #834933 †	515,774	536,963
1.94%, 6/01/40, Pool #557072 †	11,930	11,921
		2,331,103
Small Business Administration — 0.0%(b)
4.47%, 5/25/15, Pool #502966 †	11,070	11,224

Total U.S. Government Agency Pass-Through Securities (Cost $2,288,031)		2,352,857

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Securities — 25.1%

Federal Home Loan Mortgage Corp. — 7.4%
3.25%, 2/25/11	1,500,000	1,541,904
2.75%, 4/11/11	2,000,000	2,051,766
2.13%, 9/21/12	3,000,000	3,060,285
4.63%, 10/25/12	2,500,000	2,714,530
		9,368,485
Federal National Mortgage Association — 17.7%
4.50%, 2/15/11	5,000,000	5,213,710
5.13%, 4/15/11	9,000,000	9,503,226
5.00%, 10/15/11	3,000,000	3,212,448
4.88%, 5/18/12	4,000,000	4,335,276
		22,264,660

Total U.S. Government Agency Securities (Cost $30,189,578)		31,633,145

U.S. Treasury Obligation — 38.3%

U.S. Treasury Notes — 38.3%
4.25%, 1/15/11	15,400,000	15,976,899
1.13%, 1/15/12	25,900,000	26,057,835
3.13%, 8/31/13	6,000,000	6,302,346
		48,337,080

Total U.S. Treasury Obligations (Cost $48,065,204)		48,337,080

Short-Term Investments — 1.3%
	Shares
Money Market Fund — 1.3%
Dreyfus Cash Management	1,610,429	1,610,429

Total Short-Term Investments ($1,610,429)		1,610,429

Total Investments
(Cost $132,944,966(c))—99.5%		$125,549,152

Assets in excess of liabilities — 0.5%		654,008

NET ASSETS — 100.0%		$126,203,160

(a)	Security is valued in good faith under the procedures established by the Board of Trustees. The aggregate amount of securities fair valued is 1,908,583, which represents 1.51%
(b)	Amount rounds to less than 0.05%
(c)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.
(d)	Net unrealized gain/loss on futures rounds to less than 0.05%
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2010.

Summary of Abbreviations
GO	- General Obligation

Futures Contracts — 0.0%(d)

			Unrealized
			Appreciation/
Number of Contracts	Futures Contract	Notional Amount	(Depreciation)

Futures Contracts Purchased
43	March 2010 2-Year U.S. Treasury Note	$9,371,984	$22,847

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	January 31, 2010 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Asset-Backed Securities	$–	$10,167,523	$183,583	$10,351,106
Collateralized Mortgage Obligations	–	15,945,556	–	15,945,556
Corporate Bonds	–	13,593,979	–	13,593,979
Municipal Bonds	–	–	1,725,000	1,725,000
Short-Term Investments	1,610,429	–	–	1,610,429
U.S. Government Agencies	–	33,986,002	–	33,986,002
U.S. Treasury Obligations	–	48,337,080	–	48,337,080
Total Investments	$1,610,429	$122,030,140	$1,908,583	$125,549,152

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures	$22,847	$–	$–	$22,847

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation.

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 2.1%

Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	359,454	389,840
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	135,239	153,073
Harley-Davidson Motorcycle Trust, Series 2005-3, Class A2, 4.41%, 6/15/12	130,664	132,478
MSDWCC Heloc Trust, Series 2003-1, Class A, 0.77%, 11/25/15 †	40,588	31,372

Total Asset-Backed Securities (Cost $674,702)		706,763

Collateralized Mortgage Obligations — 9.6%

CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.96%, 6/25/34 †	83,379	73,882
Fannie Mae,
Series 1994-77, Class FB, 1.75%, 4/25/24 †	110,681	111,459
Series 1999-57, Class FC, 0.48%, 11/17/29 †	249,090	247,319
Series 2002-16, Class XU, 5.50%, 4/25/17	1,492,897	1,593,912
Series 2002-49, Class KG, 5.50%, 8/25/17	315,421	337,683
Series 2003-92, Class HP, 4.50%, 9/25/18	281,670	296,894
Freddie Mac,
Series 1382, Class KA, 1.40%, 10/15/22 †	104,638	104,651
Series 2691, Class FE, 0.83%, 12/15/28 †	92,435	91,939
Series 3195, Class PN, 6.50%, 8/15/30	109,297	114,031
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 0.57%, 4/25/28 †	52,341	41,559
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.68%, 3/25/18 †	109,417	99,544
Sequoia Mortgage Trust, Series 10, Class 1A, 0.63%, 10/20/27 †	67,564	57,927
Washington Mutual, Series 2003-AR1, Class A6, 3.48%, 3/25/33 †	103,144	91,219

Total Collateralized Mortgage Obligations (Cost $3,145,989)		3,262,019

Corporate Bonds — 30.6%

Consumer Staples — 1.5%
Anheuser-Busch InBev Worldwide, Inc., 6.88%, 11/15/19 (a)	150,000	170,170
ConAgra Foods, Inc., 7.88%, 9/15/10	11,000	11,471
CVS Caremark Corp.,
6.13%, 8/15/16	200,000	220,943
6.13%, 9/15/39	100,000	98,980
		501,564
Energy — 2.8%
EnCana Corp., 6.50%, 5/15/19	130,000	146,293
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	222,955
Petronas Capital Ltd., 7.00%, 5/22/12 (a)	300,000	332,291
Plains All American Pipeline, 6.13%, 1/15/17	97,000	105,580
XTO Energy, Inc., 6.38%, 6/15/38	120,000	134,797
		941,916
Financials — 12.5%
Bank of America Corp.,
7.40%, 1/15/11	120,000	126,937
5.75%, 12/01/17	200,000	203,972
7.63%, 6/01/19	70,000	80,089
Bank One Corp., 10.00%, 8/15/10	230,000	241,058
Bear Stearns Cos. LLC (The), Series MTNB, 4.55%, 6/23/10	100,000	101,337
Citigroup, Inc., 6.50%, 1/18/11	115,000	120,377
City National Bank, 6.75%, 9/01/11	250,000	259,319
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	237,933
HSBC Holdings PLC, 6.50%, 5/02/36	150,000	158,548
JPMorgan Chase & Co., 6.30%, 4/23/19	190,000	210,090
JPMorgan Chase Capital XXVII, Series AA, 7.00%, 11/01/39	200,000	206,840
Lloyds TSB Bank PLC, 5.80%, 1/13/20 (a)	250,000	247,224
MetLife, Inc., 5.38%, 12/15/12	80,000	86,827
Morgan Stanley, 5.95%, 12/28/17	110,000	114,660
Northern Trust Corp., 4.63%, 5/01/14	500,000	539,218
PNC Funding Corp., 5.40%, 6/10/14	200,000	217,792
Prudential Financial, Inc., 4.75%, 9/17/15	118,000	123,129
Svenska Handelsbanken AB, 4.88%, 6/10/14 (a)	100,000	105,469
U.S. Bancorp, 2.13%, 2/15/13	270,000	270,477
U.S. Bank NA, 6.38%, 8/01/11	150,000	162,228
Wells Fargo Bank NA, 6.45%, 2/01/11	400,000	422,116
See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 30.6% (continued)

Financials — 12.5% (continued)
		4,235,640
Health Care — 1.0%
Abbott Laboratories, 5.60%, 11/30/17	200,000	221,620
Wyeth, 5.95%, 4/01/37	100,000	104,132
		325,752
Industrials — 2.5%
FedEx Corp., Series 97-B, 7.52%, 1/15/18	81,323	87,933
Honeywell International, 6.13%, 11/01/11	250,000	273,043
Hutchison Whampoa, 7.45%, 11/24/33 (a)	100,000	113,964
Norfolk Southern Corp., 5.90%, 6/15/19	100,000	110,096
Union Pacific Corp., 6.13%, 1/15/12	250,000	272,827
		857,863
Information Technology — 0.6%
Hewlett-Packard Co., 2.25%, 5/27/11	200,000	203,909

Materials — 0.6%
Praxair, Inc., 2.13%, 6/14/13	200,000	201,397

Telecommunication Services — 5.7%
AT&T Mobility LLC, 6.50%, 12/15/11	420,000	458,586
Cellco Partnership dba Verizon Wireless,
3.75%, 5/20/11	200,000	206,700
8.50%, 11/15/18	150,000	189,267
Comcast Cable Holdings LLC, 9.80%, 2/01/12	300,000	341,684
Thomson Reuters Corp., 6.20%, 1/05/12	175,000	189,516
Time Warner Cable, Inc., 6.75%, 7/01/18	250,000	278,474
Verizon Communications, Inc., 5.25%, 4/15/13	260,000	284,205
		1,948,432
Utilities — 3.4%
Duke Energy Corp., 6.30%, 2/01/14	200,000	224,207
Georgia Power Co., 6.00%, 11/01/13	130,000	146,316
PacifiCorp, 5.45%, 9/15/13	345,000	379,359
Progress Energy, Inc., 6.05%, 3/15/14	200,000	220,936
Virginia Electric & Power Co., 8.88%, 11/15/38	130,000	184,226
		1,155,044

Total Corporate Bonds (Cost $9,809,554)		10,371,517

Medium-Term/Senior Note — 0.7%

Consumer Discretionary — 0.7%
Stanford University, Series MTNA, 6.16%, 4/30/11	225,000	238,994

Total Medium-Term/Senior Notes (Cost $225,000)		238,994

Mortgage Derivatives - IO STRIPS — 0.7%

Fannie Mae STRIPS,
Series 386, Class 1, 5.00%, 11/25/37	650,478	128,397
Series 386, Class 2, 5.00%, 11/25/37 †	542,866	96,406

Total Mortgage Derivatives - IO STRIPS (Cost $198,816)		224,803

Sovereign Bond — 1.3%

Canada — 1.3%
Ontario (Province of), 5.13%, 7/17/12	410,000	443,743

Total Sovereign Bonds (Cost $433,817)		443,743

U.S. Government Agency Pass-Through Securities — 49.9%

Federal Home Loan Mortgage Corporation — 7.2%
4.50%, 11/01/18, Pool #B10834	481,828	508,069
6.00%, 4/01/21, Pool #J01657	133,751	143,808
5.50%, 1/01/22, Pool #J04201	234,438	250,600
5.50%, 11/01/24, Pool #J11213	118,982	127,185

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 49.9% (continued)

Federal Home Loan Mortgage Corporation — 7.2% (continued)
4.50%, 1/01/25, Pool #J11561	180,000	187,441
6.00%, 11/01/28, Pool #D98098	48,646	52,339
3.18%, 4/01/29, Pool #846367 †	10,213	10,468
7.50%, 7/01/32, Pool #G01548	44,451	48,705
5.85%, 12/01/34, Pool #1K1251 †	285,179	304,166
6.14%, 6/01/36, Pool #1N0151 †	256,486	271,871
6.00%, 5/01/38, Pool #G04457	362,193	388,386
4.50%, 8/01/39, Pool #G05755	149,013	150,651
		2,443,689
Federal Home Loan Mortgage Corporation 30 Yr TBA — 9.3%
5.50%, TBA Gold Pool	1,000,000	1,060,156
6.50%, TBA Gold Pool	1,000,000	1,078,281
5.00%, TBA Gold Pool	1,000,000	1,035,156
		3,173,593
Federal National Mortgage Association — 26.0%
4.61%, 7/01/12, Pool #387461	1,250,000	1,323,824
4.73%, 12/01/12, Pool #385682	432,692	459,837
5.10%, 11/01/21, Pool #365421 †	77,041	79,873
6.00%, 1/01/22, Pool #880993	67,472	72,619
6.00%, 6/01/22, Pool #888467	519,408	559,029
2.95%, 6/01/33, Pool #708318 †	90,521	92,243
4.50%, 10/01/33, Pool #747529	511,908	517,694
3.78%, 1/01/34, Pool #759385 †	132,768	135,848
4.58%, 1/01/34, Pool #765657 †	60,468	62,010
2.55%, 3/01/34, Pool #776486 †	126,670	129,506
5.00%, 5/01/34, Pool #777748	982,214	1,021,980
3.37%, 7/01/34, Pool #791523 †	141,821	146,259
2.21%, 1/01/35, Pool #810896 †	713,263	730,828
5.50%, 2/01/35, Pool #735227	61,223	64,929
4.50%, 5/01/35, Pool #888482	227,504	230,076
4.50%, 9/01/35, Pool #835760	604,709	611,544
5.50%, 4/01/36, Pool #AD0110	847,733	899,040
5.50%, 1/01/37, Pool #888566	280,595	297,577
6.00%, 5/01/37, Pool #936935	577,248	618,000
6.00%, 2/01/38, Pool #972490	477,219	510,910
6.50%, 8/01/38, Pool #988065	243,840	263,303
		8,826,929
Federal National Mortgage Association 30 Yr TBA — 6.4%
5.50%, TBA Conventional Pool	1,000,000	1,059,219
7.00%, TBA Conventional Pool	1,000,000	1,099,219
		2,158,438
Government National Mortgage Association — 1.0%
4.50%, 3/15/38, Pool #782293	335,613	340,827

Total U.S. Government Agency Pass-Through Securities (Cost $16,699,912)		16,943,476

U.S. Government Agency — 1.6%

Tennessee Valley Authority Note — 1.6%
4.50%, 4/01/18	500,000	520,100

Total U.S. Government Agencies (Cost $499,886)		520,100

U.S. Treasury Obligations — 7.6%

U.S. Treasury Bond — 2.5%
4.38%, 2/15/38	200,000	196,562
3.50%, 2/15/39	795,000	666,061
		862,623
U.S. Treasury Note — 5.1%
4.50%, 11/15/10	150,000	154,992
2.38%, 10/31/14	500,000	503,085
3.38%, 11/15/19	1,100,000	1,078,858
		1,736,935

Total U.S. Treasury Obligations (Cost $2,625,709)		2,599,558

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Short-Term Investments — 11.1%

U.S. Government Agency Securities — 9.3%
Fannie Mae Discount Notes, 2/03/10	400,000	399,998
Federal Home Loan Bank Discount Note, 2/03/10	150,000	149,999
Federal Home Loan Bank Discount Note, 2/19/10	1,500,000	1,499,952
Federal Home Loan Bank Discount Note, 3/26/10	400,000	399,952
Fannie Mae Discount Note, 5/12/10	700,000	699,825
		3,149,726

	Shares
Money Market Fund — 1.8%
Federated Government Obligations Fund - Class I	620,997	620,997

Total Short-Term Investments ($3,770,610)		3,770,723

Total Investments
(Cost $38,083,995(b))—115.2%		$39,081,696

Liabilities in excess of other assets — (15.2)%		(5,147,792)

NET ASSETS — 100.0%		$33,933,904

(a)
Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $969,118, or 2.86% of net assets.

(b)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2010.

Summary of Abbreviations
IO	- Interest Only
STRIPS	- Separately Traded Registered Interest and Principal of Securities
TBA	- Security is subject to delayed delivery

Futures Contracts — 0.1%

			Unrealized
		Notional	Appreciation/
Number of Contracts	Futures Contract	Amount	(Depreciation)

Futures Contracts Purchased
25	March 2010 10-Year U.S. Treasury Note	$2,953,906	$48,583
7	March 2010 2-Year U.S. Treasury Note	1,525,672	8,091
6	March 2010 30-Year U.S. Long Bond	712,875	(13,553)
12	March 2010 5-Year U.S. Treasury Note	1,397,531	7,590
			50,711

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2010 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Asset-Backed Securities	$–	$706,763	$–	$706,763
Collateralized Mortgage Obligations	–	3,262,019	–	3,262,019
Corporate Bonds	–	10,371,517	–	10,371,517
Medium-Term/Senior Notes	–	238,994	–	238,994
Mortgage Derivatives - IO STRIPS	–	224,803	–	224,803
Short-Term Investments	620,997	3,149,726	–	3,770,723
Sovereign Bonds	–	443,743	–	443,743
U.S. Government Agencies	–	17,463,576	–	17,463,576
U.S. Treasury Obligations	–	2,599,558	–	2,599,558
Total Investments	$620,997	$38,460,699	$–	$39,081,696

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures	$50,711	$–	$–	$50,711

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation.

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.9%

Basehor Kansas, GO, Series 2008, 4.00%, 9/01/10, Callable 3/05/10 @ $100	750,000	751,185
Bel Aire Kansas, GO, Series 2008 A, Class A, 4.50%, 6/01/12, Callable 3/05/10 @ $100	1,000,000	1,001,500
Blue Valley COP, OID, GO, Series 2006 A, 3.85%, 10/01/14, Assured Guaranty	500,000	542,355
Burlington Kansas, Environmental Improvement Revenue Series 1993 K, 5.25%, 12/01/23, Putable 4/01/13 @
$100, XLCA†	1,000,000	1,058,650
Butler & Sedgwick Counties Unified School District No. 385, GO
Series 1999, 5.60%, 9/01/12, FSA	1,775,000	1,972,167
Series 2005, 5.00%, 9/01/18, Callable 9/01/15 @ $100, NATL-RE	2,000,000	2,143,440
Butler County Unified School District No. 490, GO
Series 2005 B, 5.00%, 9/01/23, Callable 9/01/15 @ $100, FSA	500,000	534,555
Series 2005 B, Class B, 5.00%, 9/01/24, Pre-refunded 9/01/15 @ $100, FSA	690,000	808,666
Series 2005 B, Class B, 5.00%, 9/01/24, Callable 9/01/15 @ $100, FSA	395,000	421,066
Cherokee County, COP Series 2005, 5.00%, 12/01/21, Callable 12/01/15 @ $100, NATL-RE FGIC	1,170,000	1,277,862
Chisholm Creek, Water & Sewer Revenue
Series 2002, 5.25%, 9/01/14, Pre-refunded 9/01/12 @ $100, NATL-RE	710,000	790,450
Series 2002, 5.25%, 9/01/15, Pre-refunded 9/01/12 @ $100, NATL-RE	400,000	445,324
Coffeyville Community College Series 2005 A, 5.05%, 10/01/25, Pre-refunded 10/01/15 @ $100	1,975,000	2,250,433
Coffeyville Community College, COP Series 2009, 3.00%, 10/01/14	275,000	279,793
Coffeyville Kansas, GO, Series 2008, 3.25%, 11/01/11, Callable 11/01/10 @ $100	500,000	507,830
Cowley County Unified School District No. 465, GO, Series 2003, 5.25%, 10/01/15, Callable 10/01/13 @
$100, NATL-RE	1,310,000	1,445,873
Crawford County, Public Bldg Common Hospital District No. 1 Series 2009, 5.38%, 9/01/24, Callable 9/01/19
@ $100	2,300,000	2,397,635
Dodge City Kansas, GO, Series 2009 A, Class A, 4.25%, 9/01/29, Callable 9/01/19 @ $100, Assured Guaranty	835,000	836,278
Dodge City Kansas Sales Tax Revenue Series 2009, 5.25%, 6/01/31, Callable 6/01/19 @ $100, Assured
Guaranty	500,000	529,840
Douglas County, GO
Series 2004 A, Class S, 5.00%, 8/01/18, Callable 8/01/13 @ $100, AMBAC	1,935,000	2,047,965
Series 2009 A, Class A, 4.00%, 9/01/24, Callable 9/01/19 @ $100	425,000	431,418
Douglas County Kansas Unified School District No. 348, GO, Series 2008 A, Class A, 5.00%, 9/01/29,
Callable 9/01/18 @ $100, Assured Guaranty	200,000	207,910
Douglas County Kansas Unified School District No. 491, GO, Series 2009 A, Class A, 5.00%, 9/01/30,
Callable 9/01/19 @ $100	1,405,000	1,445,900
Fairway Kansas, GO
Series 2010 A, Class A, 4.00%, 9/01/28, Callable 9/01/17 @ $100	470,000	470,597
Series 2010 A, Class A, 4.00%, 9/01/29, Callable 9/01/17 @ $100	390,000	386,330
Franklin County Unified School District No. 289-A, GO, Series 2001 A, Class A, 5.35%, 9/01/11, FSA	120,000	128,582
Franklin County, COP, Mental Health Series 2006, 4.75%, 9/01/21, Callable 9/01/13 @ $100	750,000	771,833
Geary County Unified School District No. 475, GO
Series 2005, 5.25%, 9/01/18, Callable 9/01/15 @ $100, NATL-RE	795,000	876,773
Series 2005, 5.25%, 9/01/15, Pre-refunded 9/01/15 @ $100, NATL-RE	1,650,000	1,950,779
Series 2005, 5.25%, 9/01/20, Pre-refunded 9/01/15 @ $100, NATL-RE	2,025,000	2,394,137
Harvey County Unified School District No. 373, GO
Series 1998, 4.80%, 9/01/18, Callable 3/05/10 @ $100, FSA	635,000	636,714
Series 2007, 5.00%, 9/01/22, Callable 9/01/18 @ $100, NATL-RE	1,700,000	1,803,343
Hiawatha Kansas, GO, Series 2006 A, 4.60%, 10/01/26, Callable 10/01/14 @ $100	300,000	304,002
Hoisington Public Building Corp., Health Care Facilities Revenue Series 2006, 5.00%, 11/01/23, Callable
11/01/14 @ $100, AMBAC	1,700,000	1,779,441
Horton Kansas Electric Utility System Revenue Series 2009, 4.15%, 10/01/21, Callable 10/01/19 @ $100	540,000	533,093
Johnson County, GO, Series 2007 B, Class B, 4.50%, 9/01/13	1,230,000	1,373,553
Johnson County Community College District Series 2002, 5.00%, 11/15/24, Callable 11/15/12 @ $100,
AMBAC	1,000,000	1,034,560
Johnson County Park & Recreation Foundation Revenue
Series 2001, 5.38%, 9/01/16, Callable 9/01/11 @ $100	1,000,000	1,036,310
Series 2010 C, Class C, 4.00%, 9/01/18	610,000	627,629
Johnson County Park & Recreation Foundation Revenue, COP Series 2003 B, 5.00%, 9/01/23, Callable 9/01/13
@ $100	870,000	911,116
Johnson County Unified School District No. 231, GO
Series 2005 A, Class A, 5.00%, 10/01/23, Callable 10/01/14 @ $100, NATL-RE FGIC	1,080,000	1,141,916
Series 2006 B, Class B, 5.00%, 10/01/25, Callable 10/01/16 @ $100, AMBAC	1,070,000	1,130,049
Johnson County Unified School District No. 232, GO
Series 2003 A, Class A, 4.35%, 9/01/14, Callable 9/01/13 @ $100, NATL-RE FGIC	600,000	641,148
Series 2005, 5.00%, 3/01/15, NATL-RE	600,000	669,888
Series 2005 A, Class A, 5.25%, 9/01/20, Callable 9/01/15 @ $100, FSA	1,325,000	1,434,551
Series 2005 A, Class A, 5.25%, 9/01/23, Callable 9/01/15 @ $100, FSA	1,000,000	1,074,310

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.9% (continued)

Series 2008, 3.50%, 9/01/18, Callable 9/01/17 @ $100, FSA	100,000	101,665
Johnson County Unified School District No. 233, GO, Series 2001 B, Class B, 5.50%, 9/01/14, NATL-RE
FGIC	325,000	379,009
Johnson County, Public Building Commission
Series 2008 A, Class A, 4.38%, 9/01/23, Callable 9/01/18 @ $100	100,000	105,749
Series 2008 A, Class A, 4.50%, 9/01/22, Callable 9/01/18 @ $100	100,000	107,046
Series 2008 A, Class A, 4.75%, 9/01/24, Callable 9/01/18 @ $100	590,000	634,262
Series 2008 A, Class A, 4.88%, 9/01/25, Callable 9/01/18 @ $100	200,000	215,152
Series 2009 A, Class A, 4.00%, 9/01/22, Callable 9/01/19 @ $100	415,000	425,964
Johnson County, Water District No. 1, GO
Series 2001, 5.00%, 6/01/12, Callable 12/01/11 @ $100	1,000,000	1,070,360
Series 2001, 5.00%, 12/01/13, Callable 12/01/11 @ $100	750,000	799,530
Series 2009, 3.00%, 1/01/16	1,225,000	1,290,158
Series 2009, 3.00%, 1/01/17	650,000	674,693
Series 2009, 3.00%, 7/01/17	255,000	263,224
Series 2009, 3.25%, 7/01/20, Callable 7/01/18 @ $100	1,440,000	1,450,541
Kansas Independent College Finance Authority Series 2001, 6.00%, 10/01/21, Callable 3/05/10 @ $100	1,500,000	1,500,615
Kingman County Electric Utility System Revenue Series 2004, 5.50%, 9/01/23, Pre-refunded 9/01/12 @ $100	300,000	332,646
Kingman County Unified School District No. 331, GO, Series 2000, 5.80%, 10/01/16, Pre-refunded 10/01/10
@ $100, FGIC	1,545,000	1,600,543
La Cygne, Environmental Improvements Revenue, Kansas City Power & Light Series 2005, 4.05%, 3/01/15,
XLCA	382,000	402,781
La Cygne, Public Building Community Swimming Pool Series 2009, 5.00%, 11/01/29, Callable 11/01/19 @
$100	375,000	378,139
Lansing Kansas, GO, Series 2008 A, Class A, 4.45%, 9/01/22, Callable 9/01/17 @ $100, FSA	395,000	419,237
Lawrence Hospital Revenue
Series 2003, 5.38%, 7/01/16, Callable 7/01/13 @ $100	1,000,000	1,043,400
Series 2006, 5.25%, 7/01/21, Callable 7/01/16 @ $100	610,000	623,615
Lawrence Water & Sewer System Revenue Series 2008, 4.30%, 11/01/22, Callable 11/01/18 @ $100	235,000	243,484
Leavenworth County Unified School District No. 453, GO, Series 2009 A, Class A, 4.75%, 3/01/25, Callable
9/01/19 @ $100, Assured Guaranty	535,000	564,907
Leavenworth County Unified School District No. 458, GO
Series 2009 A, Class A, 5.25%, 9/01/28, Callable 9/01/19 @ $100	1,250,000	1,344,413
Series 2009 C, Class C, 5.00%, 9/01/29, Callable 9/01/19 @ $100	395,000	407,114
Series 2009 C, Class C, 5.00%, 9/01/30, Callable 9/01/19 @ $100	215,000	220,588
Leavenworth County Unified School District No. 464, GO, Series 2005 A, Class A, 5.00%, 9/01/25, Pre-
refunded 9/01/15 @ $100, NATL-RE	1,380,000	1,617,332
Leavenworth County Unified School District No. 469, GO, Series 2005 A, 5.00%, 9/01/24, Pre-refunded
9/01/15 @ $100, FGIC	2,400,000	2,805,792
Leawood Kansas, GO, Series 2008 B, Class B, 4.20%, 9/01/23, Callable 9/01/17 @ $100	565,000	591,499
Lenexa Health Care Facilities Revenue, GO, Series 2002 C, Class C, 6.88%, 5/15/12, Pre-refunded 5/15/12 @
$100	1,500,000	1,713,075
Lenexa Kansas, GO, Series 2009 B, Class B, 4.00%, 5/01/32, Callable 9/01/14 @ $100	480,000	487,214
Lindsborg Kansas, GO, Series 2009 A, Class A, 4.60%, 10/01/29, Callable 10/01/18 @ $100	600,000	581,832
Lyon County Unified School District No. 253, GO, Series 2002, 5.00%, 9/01/12, NATL-RE FGIC	250,000	272,308
Maize Public Building Commission Series 2006 A, Class A, 5.25%, 5/01/25, Callable 5/01/11 @ $100	1,000,000	1,008,060
Maize Water System Revenue Series 2006, 5.25%, 8/01/26, Callable 8/01/16 @ $100	1,000,000	1,036,130
Manhattan Kansas, GO
Series 2008 A, Class A, 4.50%, 11/01/17	400,000	447,920
Series 2009 D, Class D, 3.25%, 11/01/20, Callable 11/01/19 @ $100	350,000	345,916
Marais Des Cygnes, Public Utility Series 2007, 4.63%, 12/01/38, Callable 12/01/17 @ $100, Assured Guaranty	530,000	517,995
Miami County Unified School District No. 367, GO, Series 2005 A, Class A, 5.00%, 9/01/25, Callable 9/01/15
@ $100, FSA	1,310,000	1,388,980
Miami County Unified School District No. 416, GO
Series 2006, 4.00%, 9/01/15, NATL-RE	900,000	983,106
Series 2006, 5.00%, 9/01/20, Callable 9/01/16 @ $100, NATL-RE	1,235,000	1,294,848
Mitchell County, Public Building Common Revenue Series 2009, 4.50%, 3/01/28, Callable 3/01/18 @ $100,
Assured Guaranty	430,000	441,417
Neosho County, Sales Tax Revenue
Series 2009, 4.00%, 10/01/18, Assured Guaranty	220,000	223,863
Series 2009, 4.00%, 10/01/19, Assured Guaranty	225,000	226,067
Series 2009, 4.50%, 10/01/27, Callable 10/01/19 @ $100, Assured Guaranty	740,000	734,613
Newton Kansas, GO, Series 2004 A, Class A, 5.00%, 9/01/24, Callable 9/01/14 @ $100, NATL-RE	1,000,000	1,051,670
Newton Wastewater Treatement System Revenue Series 1998, 4.90%, 3/01/12, Callable 3/05/10 @ $100	535,000	536,487

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.9% (continued)

Olathe, Health Facilities Revenue, Olathe County Hospital
Series 2008, 5.13%, 9/01/22, Callable 9/01/17 @ $100	1,315,000	1,360,407
Series 2008 A, Class A, 4.13%, 9/01/37, Callable 3/01/12 @ $100, Putable 3/01/13 @ $100†	1,500,000	1,541,040
Olathe, Special Obligation, Tax Increment Revenue
Series 2006, 4.75%, 3/01/11	500,000	409,770
Series 2007, Class W, 5.45%, 9/01/22, Callable 3/01/17 @ $100	660,000	543,517
Overland Park, GO
Series 2004, 5.00%, 9/01/19, Callable 9/01/13 @ $100	630,000	680,432
Series 2009 A, Class A, 3.00%, 9/01/17	735,000	760,732
Park City Kansas, GO, Series 2009 A, 5.38%, 12/01/25, Callable 12/01/19 @ $100	500,000	485,190
Pittsburg Kansas Series 2006, Class N, 4.90%, 4/01/24, Callable 4/01/16 @ $100	1,100,000	781,605
Pratt Kansas Series 2001, 5.25%, 5/01/18, Pre-refunded 5/01/10 @ $100, AMBAC	250,000	252,953
Puerto Rico Electric Power Authority Revenue Series 2007 UU, 5.00%, 7/01/19, NATL-RE	1,000,000	1,037,980
Reno County Unified School District No. 308, GO
Series 2007 A, 5.00%, 9/01/16, NATL-RE	1,000,000	1,114,140
Series 2007 A, 5.00%, 9/01/25, Callable 9/01/17 @ $100, NATL-RE	200,000	208,572
Rice County Unified School District No. 444, GO, Series 1997, 5.08%, 9/01/14, Callable 3/05/10 @ $100	755,000	757,197
Riley County Unified School District No. 383, GO
Series 2001, 5.00%, 11/01/14, Callable 11/01/11 @ $100, NATL-RE	1,000,000	1,063,060
Series 2008 A, Class A, 5.00%, 9/01/27, Callable 9/01/18 @ $100	1,350,000	1,468,638
Series 2009 A, 5.00%, 9/01/23, Callable 9/01/19 @ $100	1,000,000	1,104,860
Roeland Park Kansas Series 2005, 5.38%, 8/01/19, Callable 8/01/15 @ $100	500,000	451,725
Salina Kansas, Hospital Revenue, Salina Regional Health Center
Series 2006, 5.00%, 10/01/20, Callable 4/01/16 @ $100	460,000	475,226
Series 2006, 5.00%, 10/01/23, Callable 4/01/16 @ $100	470,000	479,198
Saline County Unified School District No. 305, GO
Series 2001, 5.50%, 9/01/17, Callable 9/01/11 @ $100, Pre-refunded 9/01/17 @ $100, FSA	780,000	831,878
Series 2001, 5.50%, 9/01/17, Callable 9/01/11 @ $100, FSA	220,000	229,517
Scott County Unified School District No. 466, GO, Series 2002, 5.25%, 9/01/17, Pre-refunded 9/01/12 @ $100,
FGIC	400,000	444,780
Sedgwick & Shawnee Counties, Single Family Revenue
Series 1994 B-1, 8.05%, 5/01/14, GNMA	15,000	15,440
Series 1997 A-2, 6.70%, 6/01/29, GNMA	105,000	111,066
Sedgwick County Series 1997 A-2, 6.50%, 12/01/16, GNMA	10,000	10,170
Sedgwick County Public Building Commission
Series 2003, 4.00%, 8/01/15, Callable 8/01/14 @ $100	500,000	530,600
Series 2008, 5.25%, 8/01/26, Callable 8/01/18 @ $100	130,000	144,973
Series 2008, 5.25%, 8/01/28, Callable 8/01/18 @ $100	250,000	276,490
Sedgwick County Unified School District No. 259, GO, Series 2009 A, Class A, 5.00%, 10/01/21, Callable
10/01/18 @ $100	1,000,000	1,120,720
Sedgwick County Unified School District No. 261, GO
Series 2007, 4.00%, 11/01/13, FSA	500,000	549,560
Series 2007, 5.00%, 11/01/19, Callable 11/01/17 @ $100, FSA	1,000,000	1,101,650
Sedgwick County Unified School District No. 266, GO
Series 2007, 4.00%, 9/01/17, NATL-RE	175,000	183,510
Series 2008, 5.00%, 9/01/16, NATL-RE	150,000	167,121
Series 2008, 5.00%, 9/01/17, NATL-RE	100,000	111,171
Series 2008, 5.00%, 9/01/19, Callable 9/01/17 @ $100, NATL-RE	500,000	537,125
Sedgwick County, Healthcare Facility
Series 2010, 5.00%, 8/01/25, Callable 8/01/15 @ $100	500,000	498,395
Series 2010, 5.25%, 8/01/31, Callable 8/01/15 @ $100	500,000	496,815
Shawnee County, GO, Series 2005 A, Class A, 5.00%, 9/01/19, Callable 9/01/15 @ $100, FSA	700,000	752,766
Shawnee County COP Series 2007 A, Class A, 5.00%, 9/01/22, Callable 9/01/15 @ $100	1,640,000	1,720,376
Shawnee County Kansas COP Series 2007, Class C, 5.00%, 9/01/23, Callable 9/01/15 @ $100	1,840,000	1,923,628
Shawnee County Unified School District No. 501, GO, Series 2005, 5.00%, 8/01/13, FSA	1,000,000	1,126,370
State, Department of Transportation, Highway Revenue
Series 1998, 5.50%, 9/01/14, Pre-refunded 9/01/14 @ $100	1,000,000	1,182,150
Series 2003 A, Class A, 5.00%, 9/01/11	415,000	443,017
Series 2004 A, 5.00%, 3/01/20, Callable 3/01/14 @ $100	1,110,000	1,189,742
Series 2004 B-1, 4.30%, 9/01/21, Callable 9/01/18 @ $100	150,000	158,937
Series 2004 B-2, 5.00%, 9/01/22, Callable 9/01/18 @ $100	4,000,000	4,501,120
Series 2004 B-3, 5.00%, 9/01/23, Callable 9/01/18 @ $100	1,265,000	1,416,459
Series 2004 B-4, 5.00%, 9/01/24, Callable 9/01/18 @ $100	280,000	311,539
State, Development Finance Authority Health Facilities Revenue, Hays Medical Center, Inc.
Series 2005 L, Class L, 5.00%, 11/15/22, Callable 11/15/15 @ $100	500,000	511,550

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.9% (continued)

Series 2005 M, 3.75%, 5/15/26, Putable 11/15/10 @ $100, NATL-RE†	1,435,000	1,448,905
State, Development Finance Authority Health Facilities Revenue, St. Lukes/Shawnee Mission Health System,
Inc. Series 1996, Class P, 5.38%, 11/15/16, Callable 3/05/10 @ $100, NATL-RE	495,000	496,406
State, Development Finance Authority Health Facilities Revenue, Stormont-Vail Healthcare, Inc.
Series 2001 K, Class K, 5.75%, 11/15/12, Callable 11/15/11 @ $100, NATL-RE	1,000,000	1,068,070
Series 2007, 5.00%, 11/15/27, Callable 11/15/17 @ $100, NATL-RE	1,875,000	1,919,775
Series 2008 E, Class E, 5.25%, 11/15/11, Putable 11/15/11 @ $100†	1,000,000	1,030,290
State, Development Finance Authority Hospital Revenue Series 2009, 5.50%, 11/15/29, Callable 11/15/19 @
$100	1,000,000	1,026,550
State, Development Finance Authority Hospital Revenue, Adventist Health
Series 2009, 5.25%, 11/15/21, Callable 11/15/19 @ $100	1,100,000	1,163,745
Series 2009, 5.50%, 11/15/22, Callable 11/15/19 @ $100	1,000,000	1,070,190
State, Development Finance Authority Housing Development Revenue Series 2003, Class B, 5.35%, 5/20/23,
Callable 5/20/13 @ $100, GNMA	1,000,000	1,043,530
State, Development Finance Authority Revenue
Series 1999, Class A, 5.00%, 8/01/11, Callable 8/01/10 @ $100, NATL-RE	500,000	500,895
Series 1999, Class B, 5.00%, 4/01/19, Callable 3/05/10 @ $100, AMBAC	1,000,000	1,000,120
Series 1999, Class H, 5.50%, 8/01/15, Pre-refunded 8/01/11 @ $100, NATL-RE	1,500,000	1,607,085
Series 2001, 5.50%, 3/01/16, Callable 3/01/11 @ $100, AMBAC	650,000	671,372
Series 2002 N, Class N, 5.00%, 10/01/13, Callable 10/01/12 @ $100, AMBAC	500,000	543,425
Series 2002 N, Class N, 5.25%, 10/01/17, Callable 10/01/12 @ $100, AMBAC	1,250,000	1,312,200
Series 2002 N, Class N, 5.25%, 10/01/18, Callable 10/01/12 @ $100, AMBAC	1,610,000	1,684,253
Series 2002 N, Class N, 5.25%, 10/01/22, Callable 10/01/12 @ $100, AMBAC	1,960,000	2,039,243
Series 2003, 5.00%, 10/01/20, Callable 4/01/13 @ $100, AMBAC	200,000	212,014
Series 2003, 5.00%, 10/01/21, Callable 4/01/13 @ $100, AMBAC	2,750,000	2,913,075
Series 2003, Class J, 5.00%, 8/01/11, AMBAC	380,000	404,366
Series 2003 J, Class J, 5.25%, 8/01/19, Callable 8/01/13 @ $100, AMBAC	410,000	431,476
Series 2004, Class A, 5.00%, 4/01/18, Pre-refunded 4/01/14 @ $100, FGIC	130,000	150,882
Series 2004, Class A, 5.00%, 4/01/15, NATL-RE FGIC	250,000	277,850
Series 2004, Class A, 5.00%, 4/01/17, Callable 4/01/14 @ $100, NATL-RE FGIC	595,000	638,953
Series 2004, Class A, 5.00%, 4/01/18, Callable 4/01/14 @ $100, NATL-RE FGIC	370,000	393,909
Series 2004 A, Class A, 5.00%, 4/01/20, Callable 4/01/14 @ $100, NATL-RE FGIC	515,000	542,753
Series 2005, 5.00%, 5/01/13, NATL-RE	500,000	560,105
Series 2005, 5.00%, 5/01/16, Callable 5/01/15 @ $100, NATL-RE	205,000	224,854
Series 2005, 5.00%, 5/01/21, Callable 5/01/15 @ $100, AMBAC	2,090,000	2,177,822
Series 2005, 5.00%, 10/01/22, Callable 10/01/15 @ $100	1,140,000	1,232,545
Series 2006, 5.00%, 2/01/26, Callable 2/01/16 @ $100, XLCA	2,000,000	2,073,280
Series 2006, Class A, 5.00%, 11/01/20, Callable 11/01/16 @ $100, NATL-RE FGIC	900,000	977,049
Series 2006, Class A, 5.00%, 11/01/21, Callable 11/01/16 @ $100, NATL-RE FGIC	500,000	543,120
Series 2006, Class A, 5.00%, 11/01/25, Callable 11/01/16 @ $100, NATL-RE FGIC	1,000,000	1,068,290
Series 2006, Class A, 4.00%, 11/01/15, NATL-RE FGIC	175,000	192,204
Series 2006 TR, 5.00%, 10/01/14	350,000	405,454
Series 2006 TR, 5.00%, 10/01/16	1,585,000	1,852,120
Series 2007 A, 4.25%, 4/01/27, Callable 4/01/15 @ $100, NATL-RE	200,000	195,694
Series 2007 K, Class K, 5.25%, 11/01/21, Callable 11/01/17 @ $100, NATL-RE	250,000	277,650
Series 2007 K, Class K, 5.25%, 11/01/26, Callable 11/01/17 @ $100, NATL-RE	1,200,000	1,307,316
Series 2008 A, Class A, 4.00%, 3/01/16	700,000	769,216
Series 2008 L, Class L, 5.13%, 11/01/25, Callable 11/01/18 @ $100, FSA	100,000	109,385
Series 2008 L, Class L, 5.25%, 11/01/28, Callable 11/01/18 @ $100, FSA	155,000	166,095
Series 2009 M-1, 5.00%, 11/01/28, Callable 11/01/19 @ $100	2,055,000	2,205,631
Series 2009 M-1, 5.00%, 11/01/29, Callable 11/01/19 @ $100	2,060,000	2,205,869
Series 2009 TR, 4.63%, 10/01/26, Callable 10/01/18 @ $100	300,000	319,017
Series 2009 TR, 5.00%, 10/01/21, Callable 10/01/18 @ $100	1,270,000	1,432,459
Series 2010, Class A, 4.00%, 11/01/27, Callable 11/01/19 @ $100	765,000	753,487
Series 2010, Class A, 4.00%, 11/01/28, Callable 11/01/19 @ $100	550,000	537,894
State, Development Finance Authority Revenue, Commerce Impact Program Series 2009, 4.00%, 6/01/17	495,000	519,017
State, Development Finance Authority Revenue, Energy Conservation Project Series 1996 J, Class J, 5.40%,
4/01/10, Callable 3/05/10 @ $100	70,000	70,015
State, Development Finance Authority Revenue, Escrowed to Maturity
Series 2003, Class J, 5.00%, 8/01/11, Pre-refunded 8/01/11 @ $100, AMBAC	120,000	127,955
Series 2004, Class A, 5.00%, 4/01/13, Pre-refunded 4/01/13 @ $100, FGIC	150,000	169,023
State, Development Finance Authority Revenue, Highway Transportation Revenue, GO, Series 2009 O, Class
O, 5.00%, 6/15/31, Callable 6/15/19 @ $100	2,500,000	2,544,775
State, Development Finance Authority Revenue, Public Water Supply, GO
Series 2009 DW-1, 3.13%, 4/01/21, Callable 4/01/17 @ $100	1,500,000	1,453,755

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.9% (continued)

Series 2009 DW-1, 3.25%, 4/01/23, Callable 4/01/17 @ $100	1,795,000	1,742,406
State, Development Finance Authority Revenue, Sisters of Charity Leavenworth, GO, Series 1998, 5.00%,
12/01/25, Callable 3/05/10 @ $100, NATL-RE	735,000	735,294
State, Development Finance Authority Revenue, University of Kansas Athletic Facility, GO
Series 2004, Class K, 5.00%, 6/01/15, Callable 6/01/14 @ $100	930,000	1,016,779
Series 2004, Class K, 5.00%, 6/01/18, Callable 6/01/14 @ $100	1,000,000	1,055,180
Series 2004, Class K, 5.00%, 6/01/21, Callable 6/01/14 @ $100	1,235,000	1,286,561
Series 2008 C, Class C, 5.00%, 6/01/28, Callable 6/01/15 @ $100	2,475,000	2,547,072
State, Development Finance Authority, Hospital Revenue, GO, Series 2009 D, Class D, 5.00%, 11/15/24,
Callable 11/15/17 @ $100	1,000,000	1,011,490
State, Development Finance Authority, Lease Revenue Department of Juvenile Justice Authority, GO, Series
2001 D, Class D, 5.25%, 5/01/16, Callable 5/01/11 @ $100, NATL-RE	1,275,000	1,317,483
State, Development Finance Authority, Water Pollution Control Revenue, GO
Series 1998, 5.25%, 11/01/10	650,000	673,855
Series 1998, 5.25%, 5/01/11, Callable 3/05/10 @ $100	320,000	320,378
Series 2001, 5.50%, 11/01/15	200,000	237,682
Series 2001, 5.00%, 11/01/19, Callable 11/01/11 @ $100	2,000,000	2,065,320
Series 2002, 5.50%, 11/01/13, Callable 11/01/12 @ $100	900,000	1,015,371
Series 2002, 5.50%, 11/01/19, Callable 11/01/12 @ $100	960,000	1,040,947
Series 2008, 5.00%, 11/01/24, Callable 11/01/13 @ $100	1,000,000	1,049,650
State, Development Finance Authority, Water Supply Revenue, GO
Series 2004, 5.00%, 4/01/23, Callable 4/01/14 @ $100	1,725,000	1,832,554
Series 2008, 6.00%, 4/01/27, Callable 4/01/13 @ $100	2,000,000	2,161,360
State, Turnpike Authority, GO, Series 2004 A-2, 5.00%, 9/01/20, Callable 9/01/14 @ $100, FSA	500,000	529,835
Topeka Public Building Commission Series 2007 A, Class A, 5.00%, 6/01/13, NATL-RE	1,140,000	1,279,696
Topeka Public Building Common Revenue Series 2007 A, Class A, 5.00%, 6/01/27, Callable 6/01/18 @ $100,
NATL-RE	1,000,000	1,097,280
University of Kansas Hospital Authority Health Facilities Revenue
Series 2002, 5.25%, 9/01/13, Pre-refunded 9/01/12 @ $100	450,000	499,153
Series 2002, 5.63%, 9/01/27, Pre-refunded 9/01/12 @ $100	275,000	307,659
Series 2002, 5.63%, 9/01/32, Pre-refunded 9/01/12 @ $100	1,100,000	1,230,636
Series 2002, 6.00%, 9/01/16, Pre-refunded 9/01/12 @ $100	1,120,000	1,263,685
Series 2006, 5.00%, 9/01/21, Callable 9/01/16 @ $100	1,000,000	1,031,610
University of Kansas Hospital Authority Health Facilities Revenue, Escrowed to Maturity Series 2002, 5.50%,
9/01/11, Pre-refunded 9/01/11 @ $100	300,000	322,602
Wamego Kansas Series 2004, 5.30%, 6/01/31, Callable 6/01/14 @ $100, NATL-RE	500,000	511,000
Washburn University/Topeka Revenue Series 2001 B, Class B, 5.50%, 7/01/16, Callable 7/01/10 @ $100,
AMBAC	250,000	252,875
Wichita, GO
Series 2005 C, 5.13%, 10/01/29, Callable 10/01/15 @ $100, AMBAC	605,000	638,626
Series 2009, 4.00%, 6/01/24, Callable 6/01/16 @ $100	150,000	153,517
Series 2009, 5.25%, 11/15/24, Callable 11/15/19 @ $100	2,000,000	2,053,740
Wichita, Hospital Facilities Revenue
Series 2001 III, 5.00%, 11/15/13, Callable 11/15/11 @ $100	295,000	310,172
Series 2001 III, 5.25%, 11/15/15, Callable 11/15/11 @ $100	335,000	349,961
Series 2001 III, 5.50%, 11/15/17, Callable 11/15/11 @ $100	500,000	518,725
Series 2001 III, 6.25%, 11/15/19, Callable 11/15/11 @ $100	750,000	790,620
Wichita, Sales Tax Revenue, GO, Series 2007, 5.00%, 10/01/12	2,325,000	2,569,892
Wichita, Water & Sewer Utility Revenue
Series 1998, 4.70%, 10/01/12, Callable 3/05/10 @ $100, NATL-RE FGIC	1,800,000	1,801,242
Series 2003, 5.00%, 10/01/13, NATL-RE FGIC	800,000	897,240
Series 2003, 5.25%, 10/01/15, Callable 10/01/13 @ $100, NATL-RE FGIC	350,000	385,395
Series 2003, 5.25%, 10/01/17, Callable 10/01/13 @ $100, NATL-RE FGIC	2,300,000	2,475,582
Series 2005 A, Class A, 5.00%, 10/01/12, NATL-RE FGIC	1,000,000	1,103,660
Series 2005 B, Class B, 5.00%, 10/01/16, Callable 10/01/14 @ $100, NATL-RE FGIC	500,000	543,405
Series 2009 A, Class A, 5.00%, 10/01/29, Callable 10/01/19 @ $100	750,000	807,705
Wyandotte County School District No. 204, GO, Series 2005 A, Class A, 5.00%, 9/01/24, Callable 9/01/15 @
$100, NATL-RE FGIC	1,000,000	1,041,400
Wyandotte County Unified School District No. 202, GO, Series 2004 A, Class A, 5.00%, 9/01/13, AMBAC	1,000,000	1,108,920
Wyandotte County Unified School District No. 500, GO
Series 2001, 5.25%, 9/01/12, Pre-refunded 9/01/11 @ $100, FSA	1,805,000	1,938,371
Series 2002, 5.50%, 9/01/16, Pre-refunded 9/01/12 @ $100, FSA	300,000	335,901
Series 2003, 5.25%, 9/01/15, Callable 9/01/13 @ $100, FSA	1,000,000	1,126,570
Wyandotte County, Government Transportation Development Revenue, Cabelas Project Series 2006, 5.00%,
12/01/21, Callable 6/01/16 @ $100	1,145,000	1,132,840
See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.9% (continued)

Wyandotte County, Government Transportation Development Revenue, Legends Village West Project
Series 2006, 4.60%, 10/01/16	210,000	182,396
Series 2006, 4.88%, 10/01/28, Callable 10/01/16 @ $100	475,000	334,832
Wyandotte County-Kansas City Unified Government
Series 1998, 4.75%, 9/01/18, Callable 3/05/10 @ $100, NATL-RE	2,000,000	2,007,060
Series 2001, 6.00%, 5/01/15, Callable 5/01/11 @ $100, NATL-RE	1,975,000	2,072,802
Series 2004 B, Class B, 5.00%, 9/01/24, Callable 9/01/14 @ $100, FSA	470,000	493,881
Series 2009 A, Class A, 5.00%, 9/01/24, Callable 3/01/19 @ $100, BHAC	210,000	235,874
Wyandotte County-Kansas City Unified Government, Multi-Family Housing Series 2004, 4.75%, 8/01/14,
Callable 8/01/11 @ $100, Putable 8/01/14 @ $100†	2,435,000	2,474,666
Wyandotte County-Kansas City Unified Government, Utilities System Series 2010 A, Class A, 4.25%, 9/01/23,
Callable 3/01/20 @ $100	500,000	493,385

Total Municipal Bonds (Cost $225,838,638)		231,594,806

	Shares	Value ($)
Short-Term Investments — 3.7%

Money Market Funds — 3.7%
Federated Tax-Free Obligations Fund	3,836,731	3,836,731
Marshall Tax-Free Money Market Fund	5,000,000	5,000,000

Total Short-Term Investments (Cost $8,836,731)		8,836,731

Total Investments
(Cost $234,675,369(a))—99.6%		$240,431,537

Assets in excess of liabilities — 0.4%		1,074,473

NET ASSETS — 100.0%		$241,506,010

(a)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2010.

Summary of Abbreviations
AMBAC	- Insured by American Municipal Bond Insurance Corp.
BHAC	- Insured by Berkshire Hathaway Assurance Corp.
COP	- Certificate of Participation
FGIC	- Insured by Financial Guaranty Insurance Co.
FSA	- Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GO	- General Obligation
GNMA	- Government National Mortgage Association
NATL-RE	- National Public Finance Guaranty Corp. (formerly MBIA)
OID	- Original Issue Discount
XLCA	- Insured by XL Capital Assurance

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Municipal Bonds	$–	$231,594,806	$–	$231,594,806
Short-Term Investments	8,836,731	–	–	8,836,731
Total Investments	$8,836,731	$231,594,806	$–	$240,431,537

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	January 31, 2010 (Unaudited)

Security Description	Currency	Principal	Value ($)
Agency/Government Guaranteed— 8.0%

France—0.9%
Agence Francaise Development, 2.25%, 5/22/2012	USD	400,000	405,549

Germany—2.4%
Kreditanstalt fuer Wiederaufbau, 4.00%, 4/8/2011	EUR	730,000	1,047,470

Netherlands—3.5%
Bank Nederlandse Gemeenten, 4.00%, 7/15/2014	EUR	100,000	146,593
ING Bank NV, 3.38%, 3/3/2014	EUR	1,000,000	1,427,360
			1,573,953

United Kingdom—1.2%
Barclays Bank plc, 4.25%, 10/27/2011	EUR	360,000	522,838

Total Agency/Government Guaranteed (Cost $3,449,435)			3,549,810

Asset-Backed Securities —7.8%

Financials—7.8%
Citibank Credit Card Issuance Trust (United States), 5.38%, 4/11/2011	EUR	650,000	921,011
Citibank Credit Card Issuance Trust, Series 2004-A2 REG S, Class A, (United States), 0.81%, 5/24/2013†	EUR	700,000	946,353
MBNA Credit Card Master Note Trust, Series 2002-A2, Class A, (United States), 5.60%, 7/17/2014	EUR	1,100,000	1,602,546
			3,469,910

Total Asset-Backed Securities (Cost 2,976,909)			3,469,910

Corporate Obligations —21.8%

Energy—2.3%
Dong Energy A/S (Denmark), 4.63%, 6/21/2011	EUR	100,000	143,735
EDF SA, Series EMTN, (France), 5.63%, 1/23/2013	EUR	400,000	606,202
Gaz Capital SA, Series REGS, (Luxembourg), 5.03%, 2/25/2014	EUR	190,000	269,885
			1,019,822

Financials—15.7%
Bank Nederlandse Gemeenten (Netherlands), 2.63%, 12/10/2013	GBP	1,050,000	1,669,529
Bank of Scotland plc (United Kingdom), 5.50%, 10/29/2012	EUR	350,000	494,295
CIF Euromortgage (France), 4.00%, 10/25/2016	EUR	650,000	936,694
Credit Suisse/London (Switzerland), 6.13%, 8/5/2013	EUR	450,000	691,839
DNB NOR Bank ASA, Series EMTN, (Norway), 4.50%, 5/29/2014	EUR	700,000	1,028,825
HSBC France (France), 5.75%, 6/19/2013	EUR	350,000	532,785
HSBC Holdings plc (United Kingdom), 6.25%, 3/19/2018	EUR	300,000	475,075
Intesa Sanpaolo SpA (Italy), 6.38%, 4/6/2010	EUR	280,000	390,866
JPMorgan Chase & Co. (United States), 4.38%, 11/12/2019†	EUR	100,000	140,991
JPMorgan Chase Bank NA (United States), 4.63%, 5/31/2017†	EUR	100,000	142,515
Rabobank Nederland NV (Netherlands), 4.75%, 1/15/2018	EUR	150,000	221,429
Skandinaviska Enskilda Banken AB (Sweden), 4.13%, 5/28/2015†	EUR	170,000	233,431
			6,958,274

Industrials—1.2%
BMW Finance NV (Netherlands), 3.88%, 4/6/2011	EUR	130,000	183,981
EADS Finance BV (Netherlands), 4.63%, 3/3/2010	EUR	180,000	250,156
Rolls-Royce plc (United Kingdom), 4.50%, 3/16/2011	EUR	60,000	85,677
			519,814

Materials—1.0%
Cie de Saint-Gobain (France), 6.50%, 3/17/2010	EUR	120,000	166,689
Merck Finanz AG (Luxembourg), 3.75%, 12/7/2012	EUR	190,000	272,617
			439,306

Telecommunication Services—1.6%
France Telecom SA (France), 5.63%, 5/22/2018	EUR	150,000	232,744
SES SA (Luxembourg), 4.00%, 3/15/2011	EUR	180,000	253,910

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	January 31, 2010 (Unaudited)

Security Description	Currency	Principal	Value ($)
Corporate Obligations —21.8% (continued)

Telecom Italia Finance SA (Italy), 7.00%, 4/20/2011	EUR	170,000	251,692
			738,346

Total Corporate Obligations (Cost 9,360,129)			9,675,562

Sovereign— 50.4%

Australia—0.4%
Australia Government Bond, Series 122, 5.25%, 3/15/2019	AUD	210,000	183,999

Belgium—3.6%
Belgium Government Bond, Series 55, 4.00%, 3/28/2019	EUR	1,125,000	1,611,499

Canada—1.6%
Canadian Government Bond, 3.50%, 6/1/2013	CAD	390,000	382,811
Canadian Government Bond, 5.00%, 6/1/2037	CAD	293,000	322,404
			705,215

France—0.4%
France Government Bond OAT, 5.00%, 4/25/2012	EUR	20,000	29,946
France Government Bond OAT, 5.00%, 10/25/2016	EUR	65,000	101,578
France Government Bond OAT, 5.75%, 10/25/2032	EUR	27,000	46,475
			177,999

Germany—8.1%
Bundesobligation, Series 148, 3.50%, 4/8/2011	EUR	1,040,000	1,487,607
Bundesrepublik Deutschland, Series 03, 4.50%, 1/4/2013	EUR	30,000	45,036
Bundesrepublik Deutschland, Series 09, 3.50%, 7/4/2019	EUR	1,105,000	1,574,853
Bundesrepublik Deutschland, Series 05, 4.00%, 1/4/2037	EUR	355,000	494,318
			3,601,814

Greece—0.9%
Hellenic Republic Government Bond, Series 10YR, 6.00%, 7/19/2019	EUR	300,000	387,702

Ireland—4.7%
Ireland Government Bond, 4.50%, 4/18/2020	EUR	1,545,000	2,081,450

Italy—2.3%
Italy Buoni Poliennali Del Tesoro, 4.25%, 3/1/2020	EUR	210,000	294,990
Italy Buoni Poliennali Del Tesoro, 5.75%, 2/1/2033	EUR	470,000	736,009
			1,030,999

Japan—24.1%
Japan Government Five Year Bond, Series 70, 0.80%, 3/20/2013	JPY	485,900,000	5,472,745
Japan Government Ten Year Bond, Series 279, 2.00%, 3/20/2016	JPY	99,000,000	1,183,340
Japan Government Ten Year Bond, Series 293, 1.80%, 6/20/2018	JPY	102,000,000	1,195,919
Japan Government Thirty Year Bond, Series 25, 2.30%, 12/20/2036	JPY	55,000,000	613,734
Japan Government Twenty Year Bond, Series 90, 2.20%, 9/20/2026	JPY	114,000,000	1,308,411
Japan Government Twenty Year Bond, Series 114, 2.10%, 12/20/2029	JPY	82,100,000	907,453
			10,681,602

Netherlands—0.4%
Netherlands Government Bond, 2.50%, 1/15/2012	EUR	110,000	156,161

Poland—0.5%
Poland Government Bond, Series 1015, 6.25%, 10/24/2015	PLN	640,000	225,922

Singapore—1.6%
Singapore Government Bond, 2.50%, 6/1/2019	SGD	980,000	696,418

United Kingdom—1.8%
United Kingdom Gilt, 4.00%, 9/7/2016	GBP	60,000	99,421
United Kingdom Gilt, 4.25%, 12/7/2055	GBP	440,000	699,119

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	January 31, 2010 (Unaudited)

Security Description	Currency	Principal	Value ($)
Sovereign— 50.4% (continued)

United Kingdom—1.8% (continued)
			798,540
Total Sovereign (Cost $21,306,042)			22,339,320

U.S. Treasury Obligation — 0.1%

U.S. Treasury Note—0.1%

U.S. Treasury Note (United States), 3.625%, 8/15/2019	USD	35,000	35,090

Total U.S. Treasury Obligations (Cost $34,628)			35,090

Short-Term Investments— 7.1%

U.S. Government Agency Securities — 7.0%
Fannie Mae Discount Notes, (United States), 2/03/2010	USD	300,000	299,998
Fannie Mae Discount Notes, (United States), 2/17/2010	USD	500,000	499,991
Freddie Mac Discount Notes, (United States), 2/22/2010	USD	500,000	499,997
Fannie Mae Discount Notes, (United States), 3/17/2010	USD	600,000	599,965
Freddie Mac Discount Notes, (United States), 3/22/2010	USD	215,000	214,988
Freddie Mac Discount Notes, (United States), 5/03/2010	USD	800,000	799,818
Freddie Mac Discount Notes, (United States), 5/10/2010	USD	200,000	199,951
			3,114,708

		Shares
Money Market Fund — 0.1%
Dreyfus Cash Management	USD	52,666	52,666

Total Short-Term Investments (Cost $3,167,056)			3,167,374

Total Investments
(Cost $40,294,199(a))—95.2%			$42,237,066

Assets in excess of liabilities — 4.8%			2,124,153

NET ASSETS — 100.0%			$44,361,219

(a)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Net unrealized gain/loss on futures rounds to less than 0.05%
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2010.

Summary of Abbreviations
EMTN	- Euro Medium-Term Note
OAT	- Obligation Assimilable du Tesor (French government long-term debt instrument)
REG S	- In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144A. These securities are valued at 269,885 or 0.6% of net assets.

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	January 31, 2010 (Unaudited)

Futures Contracts — 0.0%(b)

			Unrealized
			Appreciation/
Number of Contracts	Futures Contract	Notional Amount	(Depreciation)

Futures Contracts Purchased
10	March 2010 10-Year U.S. Treasury Note	$1,181,563	$10,480
7	March 2010 30-Year U.S. Long Bond	831,688	4,556
5	March 2010 Canadian 10-Year Bond	564,955	5,612
1	March 2010 Euro-BOBL	162,579	1,723
12	March 2010 Euro-Bund	2,052,769	7,393
7	March 2010 Euro-BUXL 30-Year Bond	970,731	19,744
2	March 2010 Japan 10-Year Bond	3,091,463	(3,621)
			45,887
Futures Contracts Sold
-36	March 2010 2-Year U.S. Treasury Note	7,846,312	(16,394)
-28	March 2010 5-Year U.S. Treasury Note	3,260,906	(15,718)
-48	March 2010 Euro-Schatz	7,223,127	(4,461)
-8	March 2010 Long Gilt	1,478,910	3,808
			(32,765)
			$13,122

Forward Foreign Exchange Contracts — 0.3%

		Contract To				Unrealized
						Appreciation/
Value Date	Receive		Deliver			(Depreciation)
04/07/2010	AUD	165,000	CAD	155,484	USD $	(507)
04/07/2010	AUD	171,000	NZD	211,553	USD	2,479
04/07/2010	AUD	155,000	USD	140,371	USD	(18,549)
04/07/2010	CAD	156,057	AUD	165,000	USD	1,042
04/07/2010	CAD	66,357	USD	64,000	USD	(51,562)
04/07/2010	CHF	505,042	EUR	340,000	USD	4,921
04/07/2010	CHF	152,511	GBP	93,000	USD	(6,349)
04/07/2010	CHF	51,580	USD	50,000	USD	(11,106)
04/07/2010	CZK	1,580,538	USD	85,912	USD	(2,306)
04/07/2010	DKK	621,071	USD	120,000	USD	(16,634)
04/07/2010	EUR	103,000	GBP	92,533	USD	(5,603)
04/07/2010	EUR	70,000	JPY	8,816,570	USD	(674)
04/07/2010	EUR	60,000	USD	86,295	USD	(16,447)
04/07/2010	GBP	92,000	CHF	155,562	USD	286
04/07/2010	GBP	92,293	EUR	104,000	USD	3,276
04/07/2010	GBP	61,000	USD	98,451	USD	(1,339)
04/07/2010	JPY	11,636,945	USD	127,000	USD	95,318
04/07/2010	KRW	146,304,000	USD	127,000	USD	2,045
04/07/2010	MXN	2,588,451	USD	201,242	USD	(4,794)
04/07/2010	NOK	431,970	CHF	77,000	USD	80
04/07/2010	NOK	900,870	USD	157,014	USD	(8,076)
04/07/2010	NZD	214,178	USD	157,050	USD	(10,065)
04/07/2010	SEK	1,052,334	EUR	104,000	USD	(1,746)
04/07/2010	SEK	763,563	USD	107,000	USD	(17,711)
04/07/2010	USD	78,372	AUD	86,000	USD	7,643
04/07/2010	USD	190,000	CAD	201,082	USD	2,366
04/07/2010	USD	260,663	CHF	268,809	USD	17,381
04/07/2010	USD	365,535	DKK	1,896,459	USD	12,594
04/07/2010	USD	134,841	EUR	94,000	USD	209,458
04/07/2010	USD	96,038	GBP	60,000	USD	1,264
04/07/2010	USD	130,000	JPY	12,096,630	USD	(46,519)
04/07/2010	USD	373,000	KRW	431,318,550	USD	(5,982)
04/07/2010	USD	19,634	PLN	56,749	USD	277
04/07/2010	USD	159,960	SEK	1,137,313	USD	5,976
04/07/2010	USD	607,894	SGD	849,213	USD	4,091
04/07/2010	ZAR	1,023,514	USD	137,784	USD	(5,184)
						$139,344

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	January 31, 2010 (Unaudited)

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Republic Koruna
DKK	—	Denmark Krone
EUR	—	Euro Dollar
GBP	—	United Kingdom Pound
JPY	—	Japanese Yen
KRW	—	Republic of Korea (South Korea) Won
MXN	—	Mexico Nuevo Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Poland Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South Africa Rand

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Agency/Government Guaranteed	$–	$3,549,810	$–	$3,549,810
Asset-Backed Securities	–	3,469,910	–	3,469,910
Corporate Obligations	–	9,675,562	–	9,675,562
Short-Term Investments	52,666	3,114,708	–	3,167,374
Sovereign	–	22,339,320	–	22,339,320
U.S. Treasury Obligations	–	35,090	–	35,090
Total Investments	$52,666	$42,184,400	$–	$42,237,066

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Currency Contracts	$–	$139,344	$–	$139,344
Futures	13,122	–	–	13,122
Total Other Financial Instruments	$13,122	$139,344	$–	$152,466

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation.

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	January 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 98.3%

U.S. Treasury Inflation-Indexed Bonds — 38.2%
2.38%, 1/15/2025	12,049,590	12,959,900
2.00%, 1/15/2026	1,160,712	1,186,102
2.38%, 1/15/2027	2,617,266	2,802,110
3.63%, 4/15/2028	12,745,708	15,991,887
2.50%, 1/15/2029	3,868,877	4,219,494
3.88%, 4/15/2029	3,881,728	5,069,296
		42,228,789

U.S. Treasury Inflation-Indexed Notes — 60.1%
0.88%, 4/15/2010	9,077,628	9,110,253
1.88%, 7/15/2013	15,782,118	16,798,092
2.00%, 7/15/2014	3,735,511	4,001,374
2.50%, 7/15/2016	16,805,873	18,553,416
2.63%, 7/15/2017	13,108,998	14,624,725
1.88%, 7/15/2019	3,201,396	3,381,724
		66,469,584

Total U.S. Treasury Inflation-Indexed Securities (Cost $106,156,483)		108,698,373

Short-Term Investments — 1.5%

U.S. Government Agency Security — 1.3%
Federal Home Loan Bank Discount Note, 3/26/2010	1,500,000	1,499,820

	Shares
Money Market Fund — 0.2%
Dreyfus Cash Management	193,602	193,602

Total Short-Term Investments ($1,693,425)		1,693,422

Total Investments
(Cost $107,849,908(a))—99.8%		$110,391,795

Assets in excess of liabilities — 0.2%		186,980

NET ASSETS — 100.0%		$110,578,775

(a)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

USD	- United States Dollar

Futures Contracts — -0.1%

			Unrealized
			Appreciation/
Number of Contracts	Futures Contract	Notional Amount	(Depreciation)

Futures Contracts Purchased
3	March 2010 10-Year U.S. Treasury Note	$354,469	$88
72	March 2010 5-Year U.S. Treasury Note	8,385,188	222
			310
Futures Contracts Sold
-87	March 2010 30-Year U.S. Long Bond	10,336,688	(108,269)

			$(107,959)

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	January 31, 2010 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Short-Term Investments	$193,602	$1,499,820	$–	$1,693,422
U.S. Treasury Inflation-Indexed Securities	–	108,698,373	–	108,698,373
Total Investments	$193,602	$110,198,193	$–	$110,391,795

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures	$(107,959)	$–	$–	$(107,959)

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation.

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 21.8%

Consumer Discretionary — 2.0%
Abercrombie & Fitch Co., Class A	200	6,308
Family Dollar Stores, Inc.	300	9,264
GameStop Corp., Class A (a)	400	7,908
Gap, Inc. (The)	500	9,540
Genuine Parts Co.	200	7,536
Hasbro, Inc.	300	9,165
International Game Technology	500	9,170
Interpublic Group of Cos., Inc. (a)	1,200	7,752
Mattel, Inc.	500	9,860
McGraw-Hill Cos., Inc. (The)	300	10,635
Newell Rubbermaid, Inc.	600	8,142
Omnicom Group, Inc.	300	10,590
O'Reilly Automotive, Inc. (a)	200	7,560
Ross Stores, Inc.	200	9,186
Sherwin-Williams Co. (The)	100	6,335
TJX Companies, Inc. (The)	300	11,403
VF Corp.	100	7,203
Viacom, Inc., Class B (a)	400	11,656
Whirlpool Corp.	100	7,518
Yum! Brands, Inc.	300	10,263
		176,994

Consumer Staples — 2.7%
Campbell Soup Co.	300	9,933
Coca-Cola Co. (The)	500	27,125
Estee Lauder Cos., Inc. (The), Class A	200	10,504
Hershey Co. (The)	200	7,286
Hormel Foods Corp.	200	7,740
Kimberly-Clark Corp.	200	11,878
McCormick & Company, Inc.	200	7,260
Molson Coors Brewing Co., Class B	200	8,400
PepsiCo, Inc.	300	17,886
Philip Morris International, Inc.	400	18,204
Procter & Gamble Co. (The)	600	36,930
Safeway, Inc.	500	11,225
Sara Lee Corp.	800	9,712
SUPERVALU, Inc.	700	10,297
Sysco Corp.	400	11,196
Tyson Foods, Inc., Class A	700	9,674
Wal-Mart Stores, Inc.	400	21,372
		236,622

Energy — 2.5%
Baker Hughes, Inc.	200	9,056
BJ Services Co.	500	10,335
Chevron Corp.	400	28,848
Consol Energy, Inc.	200	9,322
Diamond Offshore Drilling, Inc.	100	9,153
Exxon Mobil Corp.	1,100	70,873
FMC Technologies, Inc. (a)	200	10,634
Halliburton Co.	500	14,605
Murphy Oil Corp.	200	10,216
Nabors Industries Ltd. (a)	400	8,920
National Oilwell Varco, Inc.	300	12,270
Peabody Energy Corp.	200	8,424
Smith International, Inc.	400	12,128
		214,784

Financials — 2.7%
Assurant, Inc.	300	9,429
Bank of America Corp.	2,000	30,360
Chubb Corp.	200	10,000
Cincinnati Financial Corp.	400	10,556
Discover Financial Services	700	9,576
Goldman Sachs Group, Inc. (The)	100	14,872
Health Care, Inc. REIT	200	8,600
Host Hotels & Resorts, Inc. REIT (a)	65	684
See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Financials — 2.7%- continued
Hudson City Bancorp, Inc.	700	9,289
JPMorgan Chase & Co.	800	31,152
Marsh & McLennan Cos., Inc.	500	10,780
Moody's Corp.	400	11,036
NASDAQ OMX Group, Inc. (The) (a)	500	8,995
Plum Creek Timber Co., Inc. REIT	200	7,234
Principal Financial Group, Inc.	400	9,220
Progressive Corp. (The)	600	9,948
Torchmark Corp.	200	8,980
Unum Group	500	9,785
Wells Fargo & Co.	1,000	28,430
		238,926

Health Care — 2.7%
Aetna, Inc.	400	11,988
AmerisourceBergen Corp.	400	10,904
Cardinal Health, Inc.	300	9,921
CareFusion Corp. (a)	400	10,300
Cephalon, Inc. (a)	100	6,384
CIGNA Corp.	300	10,131
Coventry Health Care, Inc. (a)	400	9,152
DaVita, Inc. (a)	200	11,952
DENTSPLY International, Inc.	200	6,706
Forest Laboratories, Inc. (a)	300	8,892
Humana, Inc. (a)	200	9,724
Johnson & Johnson	600	37,716
Laboratory Corp of America Holdings (a)	100	7,110
Merck & Co., Inc.	600	22,908
Pfizer, Inc.	1,600	29,856
UnitedHealth Group, Inc.	500	16,500
Waters Corp. (a)	100	5,698
Zimmer Holdings, Inc. (a)	200	11,264
		237,106

Industrials — 2.4%
Cintas Corp.	400	10,044
Dun & Bradstreet Corp.	100	7,897
Equifax, Inc.	300	9,600
Flowserve Corp.	100	9,017
General Dynamics Corp.	200	13,370
General Electric Co.	2,100	33,768
Goodrich Corp.	100	6,191
Honeywell International, Inc.	400	15,456
ITT Corp.	200	9,662
Jacobs Engineering Group, Inc. (a)	200	7,558
L-3 Communications Holdings, Inc.	100	8,334
Lockheed Martin Corp.	200	14,904
Pitney Bowes, Inc.	400	8,368
Raytheon Co.	200	10,486
Rockwell Collins, Inc.	200	10,638
Roper Industries, Inc.	200	10,016
Stericycle, Inc. (a)	200	10,586
W.W. Grainger, Inc.	100	9,928
		205,823

Information Technology — 4.5%
Adobe Systems, Inc. (a)	300	9,690
Affiliated Computer Services, Inc., Class A (a)	100	6,152
Apple, Inc. (a)	200	38,424
Cisco Systems, Inc. (a)	1,100	24,717
Computer Sciences Corp. (a)	200	10,260
Dell, Inc. (a)	900	11,610
Fidelity National Information Services, Inc.	400	9,424
Fiserv, Inc. (a)	200	9,008
Google, Inc., Class A (a)	100	52,942
Harris Corp.	200	8,584
Hewlett-Packard Co.	600	28,242
Intel Corp.	1,100	21,340
International Business Machines Corp.	200	24,478

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Information Technology — 4.5%- continued
Intuit, Inc. (a)	300	8,883
MEMC Electronic Materials, Inc. (a)	600	7,548
Microsoft Corp.	1,500	42,270
National Semiconductor Corp.	600	7,956
Oracle Corp.	800	18,448
Paychex, Inc.	300	8,697
Teradata Corp. (a)	300	8,391
VeriSign, Inc. (a)	400	9,164
Western Union Co. (The)	600	11,124
Xerox Corp.	1,100	9,592
Xilinx, Inc.	400	9,432
		396,376

Materials — 0.8%
Airgas, Inc.	200	8,452
Ball Corp.	200	10,158
Eastman Chemical Co.	100	5,653
Ecolab, Inc.	200	8,780
FMC Corp.	200	10,188
MeadWestvaco Corp.	300	7,221
Owens-Illinois, Inc. (a)	300	8,166
Sigma-Aldrich Corp.	200	9,570
		68,188

Telecommunication Services — 0.8%
AT&T, Inc.	1,200	30,432
CenturyTel, Inc.	300	10,203
MetroPCS Communications, Inc. (a)	1,100	6,193
Verizon Communications, Inc.	600	17,652
Windstream Corp.	800	8,248
		72,728

Utilities — 0.7%
Ameren Corp.	400	10,220
CenterPoint Energy, Inc.	600	8,370
DTE Energy Co.	200	8,408
Exelon Corp.	300	13,686
Pepco Holdings, Inc.	500	8,210
Public Service Enterprise Group, Inc.	400	12,236
		61,130

Total Common Stocks (Cost $1,982,323)		1,908,677

Investment Companies — 11.7%

Direxion Daily Large Cap Bear 3X Shares(a)	28,100	530,528
ProShares UltraShort S&P500(a)	13,300	498,750

Total Investment Companies (Cost $892,791)		1,029,278

	Shares	Value ($)
Short-Term Investment — 66.3%

Money Market Fund — 66.3%
Dreyfus Cash Management	5,816,742	5,816,742

Total Short-Term Investments (Cost $5,816,742)		5,816,742

Total Investments
(Cost $8,691,856(b))—99.8%		$8,754,697

Assets in excess of liabilities — 0.2%		21,220

NET ASSETS — 100.0%		$8,775,917

(a) Non-income producing security.

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2010 (Unaudited)

(b)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$1,908,677	$–	$–	$1,908,677
Investment Companies	1,029,278	–	–	1,029,278
Short-Term Investments	5,816,742	–	–	5,816,742
Total Investments	$8,754,697	$–	$–	$8,754,697

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 20.9%

Consumer Discretionary — 1.6%
Abercrombie & Fitch Co., Class A	300	9,462
Christian Dior SA	164	16,644
Family Dollar Stores, Inc.	300	9,264
GameStop Corp., Class A (a)	400	7,908
Gap, Inc. (The)	500	9,540
Genuine Parts Co.	300	11,304
Grupo Televisa SA- ADR	300	5,862
Hasbro, Inc.	300	9,165
International Game Technology	500	9,170
Interpublic Group of Cos., Inc. (a)	1,300	8,398
Marks & Spencer Group PLC	2,557	14,255
Mattel, Inc.	500	9,860
McGraw-Hill Cos., Inc. (The)	300	10,635
Newell Rubbermaid, Inc.	600	8,142
Nissan Motor Co. Ltd. (a)	2,600	21,202
Omnicom Group, Inc.	300	10,590
O'Reilly Automotive, Inc. (a)	300	11,340
Ross Stores, Inc.	200	9,186
Sherwin-Williams Co. (The)	200	12,671
Sony Corp.	700	23,345
Thomson Reuters Corp.	13	434
TJX Companies, Inc. (The)	300	11,403
VF Corp.	100	7,203
Viacom, Inc., Class B (a)	400	11,656
Whirlpool Corp.	100	7,518
Yum! Brands, Inc.	300	10,263
		276,420

Consumer Staples — 2.3%
Asahi Breweries, Ltd.	900	17,500
Associated British Foods PLC	1,232	17,388
Campbell Soup Co.	300	9,933
Casino, Guichard-Perrachon	210	17,310
Coca-Cola Co. (The)	500	27,125
Delhaize Group SA	209	16,401
Dr Pepper Snapple Group, Inc.	16	443
Estee Lauder Cos., Inc. (The), Class A	200	10,504
Fomento Economico Mexicano SAB de CV- ADR	100	4,216
Hershey Co. (The)	300	10,929
Hormel Foods Corp.	200	7,740
J. Sainsbury PLC	3,300	17,084
Kimberly-Clark Corp.	200	11,878
Lawson, Inc.	314	14,264
Lighthouse Caledonia ASA (a)	2	—	(b)
McCormick & Company, Inc.	300	10,890
Molson Coors Brewing Co., Class B	200	8,400
PepsiCo, Inc.	300	17,886
Philip Morris International, Inc.	400	18,204
Procter & Gamble Co. (The)	600	36,930
SABMiller PLC	836	22,863
Safeway, Inc.	500	11,225
Sara Lee Corp.	800	9,712
SUPERVALU, Inc.	700	10,297
Sysco Corp.	400	11,196
Tyson Foods, Inc., Class A	800	11,056
Unilever PLC	738	22,530
Wal-Mart Stores, Inc.	400	21,371
Wesfarmers Ltd.	82	2,003
		397,278

Energy — 3.0%
Baker Hughes, Inc.	300	13,584
BJ Services Co.	500	10,335
BP PLC	5,554	52,100
Cameco Corp.	123	3,325
Canadian Natural Resources Ltd.	138	8,809

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Energy — 3.0%- continued
Cenovus Energy, Inc.	154	3,559
Chevron Corp.	400	28,848
China Petroleum & Chemical Corp.- ADR	100	7,769
CNOOC Ltd.- ADR	100	13,983
Consol Energy, Inc.	200	9,322
Diamond Offshore Drilling, Inc.	100	9,153
EnCana Corp.	154	4,710
ENI SpA	1,036	24,318
Ensco International plc- ADR	200	7,806
Exxon Mobil Corp.	1,100	70,873
FMC Technologies, Inc. (a)	200	10,634
Halliburton Co.	500	14,605
Murphy Oil Corp.	200	10,216
Nabors Industries Ltd. (a)	400	8,920
National Oilwell Varco, Inc.	300	12,270
Peabody Energy Corp.	200	8,424
PetroChina Co. Ltd.- ADR	100	11,149
Petroleo Brasileiro SA- ADR	600	24,342
Petroleo Brasileiro SA, Class A- ADR	800	28,864
Repsol YPF SA	761	18,090
Royal Dutch Shell PLC, Class B	1,211	32,382
Santos Ltd.	1,299	15,148
Sasol Ltd.- ADR	300	10,980
Smith International, Inc.	400	12,128
Statoil ASA	900	20,360
Tenaris SA- ADR	100	4,400
		511,406

Financials — 2.9%
Allianz SE	223	24,858
Assurant, Inc.	300	9,429
Banco Bilbao Vizcaya Argentaria SA	1,830	28,163
Banco Bradesco SA- ADR	880	14,573
Banco Popular Espanol SA	1,729	13,233
Banco Santander SA- ADR	115	1,619
Bank of America Corp.	2,000	30,360
Bank of Nova Scotia	169	7,086
Barclays PLC	1,315	5,686
China Life Insurance Co. Ltd.- ADR	300	19,811
Chubb Corp.	200	10,000
Cincinnati Financial Corp.	400	10,556
Citigroup, Inc. (a)	33	110
DBS Group Holdings Ltd.	2,000	20,309
Discover Financial Services	700	9,576
Erste Group Bank AG	78	2,983
First Horizon National Corp. (a)	1	12
Goldman Sachs Group, Inc. (The)	100	14,872
HDFC Bank Ltd.- ADR	100	11,830
Health Care, Inc. REIT	200	8,600
Host Hotels & Resorts, Inc. REIT (a)	21	223
Hudson City Bancorp, Inc.	700	9,289
ICICI Bank Ltd.- ADR	200	7,056
Invesco Ltd.	29	560
Itau Unibanco Holding SA- ADR	1,072	20,540
JPMorgan Chase & Co.	800	31,152
KB Financial Group, Inc.- ADR	200	8,548
Manulife Financial Corp.	209	3,820
Mapfre SA	3,647	14,462
Marsh & McLennan Cos., Inc.	500	10,780
Moody's Corp.	400	11,036
NASDAQ OMX Group, Inc. (The) (a)	500	8,995
National Bank of Greece SA (a)	492	10,921
Northern Rock Asset Management PLC (a)	30	—	(b)
Plum Creek Timber Co., Inc. REIT	300	10,851
Principal Financial Group, Inc.	400	9,220
Progressive Corp. (The)	600	9,948
Royal Bank of Canada	190	9,290

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Financials — 2.9%- continued
Shinhan Financial Group Co. Ltd.- ADR	100	6,928
Torchmark Corp.	200	8,980
Toronto-Dominion Bank (The)	257	15,143
United Overseas Bank Ltd.	2,000	25,827
Unum Group	500	9,785
Wells Fargo & Co.	1,100	31,272
		518,292

Health Care — 2.7%
Aetna, Inc.	400	11,988
AmerisourceBergen Corp.	400	10,904
AstraZeneca PLC	601	27,973
Cardinal Health, Inc.	300	9,921
CareFusion Corp. (a)	400	10,300
Cephalon, Inc. (a)	200	12,768
CIGNA Corp.	300	10,131
Coventry Health Care, Inc. (a)	400	9,152
CSL Ltd.	677	18,676
DaVita, Inc. (a)	200	11,952
DENTSPLY International, Inc.	300	10,059
Forest Laboratories, Inc. (a)	300	8,892
Fresenius Medical Care AG & Co. KGaA	346	17,572
GlaxoSmithKline PLC	1,810	35,193
H. Lundbeck A/S	563	10,536
Humana, Inc. (a)	200	9,724
Johnson & Johnson	600	37,716
Laboratory Corp of America Holdings (a)	100	7,110
Merck & Co., Inc.	600	22,908
Novartis AG	853	45,718
Pfizer, Inc.	1,700	31,722
Sanofi-Aventis SA	411	30,544
Teva Pharmaceutical Industries Ltd.- ADR	462	26,205
UnitedHealth Group, Inc.	500	16,500
Waters Corp. (a)	200	11,396
Zimmer Holdings, Inc. (a)	200	11,264
		466,824

Industrials — 2.0%
A.P. Moller - Maersk A/S, Class B	1	7,908
Brambles Ltd.	2,518	14,592
Cintas Corp.	400	10,044
Dai Nippon Printing Co. Ltd.	1,105	15,169
Dun & Bradstreet Corp.	100	7,897
Equifax, Inc.	300	9,600
Flowserve Corp.	100	9,017
General Dynamics Corp.	200	13,370
General Electric Co.	2,200	35,376
Goodrich Corp.	200	12,382
Honeywell International, Inc.	400	15,457
ITT Corp.	200	9,662
Jacobs Engineering Group, Inc. (a)	300	11,337
Koninklijke Philips Electronics NV	843	25,597
L-3 Communications Holdings, Inc.	100	8,334
Lockheed Martin Corp.	200	14,904
Marubeni Corp.	2,000	11,678
Pitney Bowes, Inc.	400	8,368
Raytheon Co.	200	10,486
Rockwell Collins, Inc.	200	10,638
Rolls-Royce Group PLC, Class C (a)	7,263	—	(b)
Roper Industries, Inc.	200	10,016
Schneider Electric SA	204	21,222
Skanska AB, Class B	1,112	17,321
Stericycle, Inc. (a)	200	10,586
W.W. Grainger, Inc.	100	9,928
Yamato Holdings Co., Ltd.	1,000	13,772
		344,661

Information Technology — 2.8%
Adobe Systems, Inc. (a)	300	9,690

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Information Technology — 2.8%- continued
Affiliated Computer Services, Inc., Class A (a)	200	12,304
Apple, Inc. (a)	200	38,424
AU Optronics Corp.- ADR	418	4,573
Cisco Systems, Inc. (a)	1,200	26,964
Computer Sciences Corp. (a)	200	10,260
Computershare Ltd.	731	7,509
Dell, Inc. (a)	900	11,610
Fidelity National Information Services, Inc.	400	9,424
Fiserv, Inc. (a)	200	9,008
Fujitsu Ltd.	1,000	6,160
Harris Corp.	200	8,584
Hewlett-Packard Co.	700	32,949
Infosys Technologies Ltd.- ADR	300	15,573
Intel Corp.	1,200	23,280
International Business Machines Corp.	300	36,717
Intuit, Inc. (a)	300	8,883
Kyocera Corp.	200	18,171
LG Display Co. Ltd.- ADR	200	3,244
MEMC Electronic Materials, Inc. (a)	700	8,806
Microsoft Corp.	1,600	45,088
Murata Manufacturing Co., Ltd.	400	22,004
National Semiconductor Corp.	600	7,956
Oracle Corp.	800	18,448
Paychex, Inc.	300	8,697
Research In Motion Ltd. (a)	133	8,393
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	2,317	23,541
Teradata Corp. (a)	300	8,391
VeriSign, Inc. (a)	400	9,164
Western Union Co. (The)	600	11,124
Xerox Corp.	1,200	10,464
Xilinx, Inc.	400	9,432
		484,835

Materials — 1.6%
Agrium, Inc.	112	6,300
Airgas, Inc.	200	8,452
AngloGold Ashanti Ltd.- ADR	200	7,138
Ball Corp.	200	10,158
Barrick Gold Corp.	160	5,555
BASF SE	459	26,105
Cemex SAB de CV- ADR (a)	424	3,897
Cia Siderurgica Nacional SA- ADR	200	5,824
Eastman Chemical Co.	200	11,306
Ecolab, Inc.	200	8,780
FMC Corp.	200	10,188
Gold Fields Ltd.- ADR	400	4,568
Goldcorp, Inc.	150	5,084
Koninklijke DSM NV	393	18,425
MeadWestvaco Corp.	300	7,221
Mechel- ADR	100	1,979
Owens-Illinois, Inc. (a)	300	8,166
POSCO- ADR	200	22,590
Potash Corp of Saskatchewan, Inc.	121	11,987
Sherritt International Corp.	1,032	5,926
Sigma-Aldrich Corp.	200	9,570
Solvay SA	164	16,303
Svenska Cellulosa AB, Class B	189	2,563
Teck Resources Ltd., Class B (a)	531	17,387
Vale SA- ADR	1,800	42,891
		278,363

Telecommunication Services — 1.2%
America Movil SAB de CV, Series L- ADR	400	17,460
AT&T, Inc.	1,200	30,433
CenturyTel, Inc.	300	10,203
China Mobile Ltd.- ADR	400	18,780
China Telecom Corp. Ltd.- ADR	100	4,103
China Unicom Hong Kong Ltd.- ADR	200	2,240

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Telecommunication Services — 1.2%- continued
Chunghwa Telecom Co. Ltd.- ADR	235	4,452
KDDI Corp.	3	15,838
MetroPCS Communications, Inc. (a)	1,200	6,756
Mobile Telesystems OJSC- ADR	100	4,778
Nippon Telegraph & Telephone Corp.	400	16,885
NTT DoCoMo, Inc.	12	17,989
Philippine Long Distance Telephone Co.- ADR	100	5,597
Qwest Communications International, Inc.	200	842
SK Telecom Co. Ltd.- ADR	200	3,466
Telecom Italia SpA	10,414	15,666
Telefonos de Mexico SAB de CV- ADR	200	3,230
Telekomunikasi Indonesia Tbk PT- ADR	100	3,960
Verizon Communications, Inc.	600	17,652
Vimpel-Communications- ADR	200	3,628
Windstream Corp.	900	9,279
		213,237

Utilities — 0.8%
Ameren Corp.	400	10,220
Brookfield Infrastructure Partners LP	1	16
CenterPoint Energy, Inc.	700	9,765
Cia Energetica de Minas Gerais- ADR	150	2,501
DTE Energy Co.	200	8,408
EDP - Energias de Portugal SA	1,989	7,917
Empresa Nacional de Electricidad SA/Chile- ADR	100	5,095
Enel SpA	3,189	17,255
Enersis SA- ADR	100	2,296
Exelon Corp.	300	13,686
Hongkong Electric Holdings Ltd.	1,197	6,699
Korea Electric Power Corp.- ADR	300	4,875
Pepco Holdings, Inc.	500	8,210
Public Service Enterprise Group, Inc.	400	12,236
RWE AG	245	21,835
		131,014

Total Common Stocks (Cost $3,314,130)		3,622,330

Preferred Stocks — 0.1%

Consumer Staples — 0.1%
Cia de Bebidas das Americas- ADR	100	9,256

Materials — 0.0%(c)
Gerdau SA- ADR	400	5,380

Telecommunication Services — 0.0%(c)
Tele Norte Leste Participacoes SA- ADR	100	1,782

Total Preferred Stocks (Cost $7,986)		16,418

Investment Companies — 2.9%

iShares Russell 2000 Index Fund	3,500	210,665
iShares S&P MidCap 400 Index Fund	2,800	196,504
iShares S&P SmallCap 600 Index Fund	1,700	90,236

Total Investment Companies (Cost $406,665)		497,405

	Principal ($)	Value ($)
U.S. Treasury Obligations — 67.4%

U.S. Treasury Bond — 14.2%
8.00%, 11/15/21	527,000	730,965
6.50%, 11/15/26	529,000	668,689
5.38%, 2/15/31	364,000	412,003
5.00%, 5/15/37	596,000	647,685
		2,459,342

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	January 31, 2010 (Unaudited)

	Principal ($)	Value ($)
U.S. Treasury Note — 53.2%
4.88%, 4/30/11	1,838,000	1,939,519
1.38%, 2/15/12	1,879,000	1,898,524
4.38%, 8/15/12	700,000	757,859
4.25%, 8/15/13	1,411,000	1,538,982
4.75%, 5/15/14	920,000	1,025,153
4.63%, 11/15/16	1,063,000	1,171,958
4.75%, 8/15/17	790,000	872,950
		9,204,945

Total U.S. Treasury Obligations (Cost $11,714,982)		11,664,287

	Shares	Value ($)
Short-Term Investments — 8.0%

Money Market Funds — 8.0%
Dreyfus Cash Management	32,302	32,302
Dreyfus Cash Management Plus	32,335	32,335
Federated Government Obligations Fund	1,311,222	1,311,222

Total Short-Term Investments (Cost $1,375,859)		1,375,859

Total Investments
(Cost $16,819,622(d))—99.3%		$17,176,299

Assets in excess of liabilities — 0.7%		122,162

NET ASSETS — 100.0%		$17,298,461

(a)	Non-income producing security.
(b)	Amount rounds to less than $1.00
(c)	Amount rounds to less than 0.05%
(d)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$3,622,330	$–	$–	$3,622,330
Investment Companies	497,405	–	–	497,405
Preferred Stocks	16,418	–	–	16,418
Short-Term Investments	1,375,859	–	–	1,375,859
U.S. Treasury Obligations	–	11,664,287	–	11,664,287
Total Investments	$5,512,012	$11,664,287	$–	$17,176,299

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 34.3%

Consumer Discretionary — 2.9%
Abercrombie & Fitch Co., Class A	900	28,386
Christian Dior SA	387	39,277
Dentsu, Inc.	700	16,179
Electrolux AB (a)	611	14,561
Family Dollar Stores, Inc.	1,200	37,056
GameStop Corp., Class A (a)	1,500	29,655
Gap, Inc. (The)	1,700	32,436
Genuine Parts Co.	900	33,912
Grupo Televisa SA- ADR	700	13,678
Hasbro, Inc.	1,000	30,550
International Game Technology	1,800	33,012
Interpublic Group of Cos., Inc. (a)	4,300	27,778
Kingfisher PLC	4,156	14,102
Li & Fung Ltd.	4,000	18,341
Marks & Spencer Group PLC	7,150	39,861
Mattel, Inc.	1,700	33,524
McGraw-Hill Cos., Inc. (The)	1,100	38,995
Newell Rubbermaid, Inc.	2,200	29,854
NGK Spark Plug Co. Ltd.	1,000	11,645
Nippon Television Network Corp.	70	9,609
Nissan Motor Co. Ltd. (a)	6,100	49,743
Omnicom Group, Inc.	1,000	35,300
O'Reilly Automotive, Inc. (a)	900	34,020
Oriental Land Co. Ltd.	200	13,739
Ross Stores, Inc.	800	36,744
Sherwin-Williams Co. (The)	500	31,675
Sony Corp.	1,700	56,695
Thomson Reuters Corp.	33	1,102
TJX Companies, Inc. (The)	1,100	41,812
Toyota Motor Corp.	800	30,935
VF Corp.	500	36,015
Viacom, Inc., Class B (a)	1,400	40,796
Whirlpool Corp.	400	30,072
Yum! Brands, Inc.	1,200	41,052
		1,012,111

Consumer Staples — 3.8%
Asahi Breweries, Ltd.	2,200	42,779
Associated British Foods PLC	2,903	40,971
Campbell Soup Co.	1,000	33,110
Casino, Guichard-Perrachon	495	40,801
Coca-Cola Co. (The)	1,700	92,225
Danisco A/S	170	11,915
Delhaize Group SA	455	35,706
Dr Pepper Snapple Group, Inc.	44	1,217
Estee Lauder Cos., Inc. (The), Class A	700	36,764
Fomento Economico Mexicano SAB de CV- ADR	300	12,648
Henkel AG & Co. KGaA	350	15,334
Hershey Co. (The)	900	32,787
Hormel Foods Corp.	800	30,960
J. Sainsbury PLC	7,777	40,262
Kimberly-Clark Corp.	800	47,512
Lawson, Inc.	836	37,977
Lighthouse Caledonia ASA (a)	8	1
McCormick & Company, Inc.	900	32,670
Metro AG	251	13,819
Molson Coors Brewing Co., Class B	800	33,600
PepsiCo, Inc.	1,200	71,544
Philip Morris International, Inc.	1,400	63,714
Procter & Gamble Co. (The)	2,100	129,255
SABMiller PLC	1,971	53,902
Safeway, Inc.	1,700	38,165
Sara Lee Corp.	2,900	35,206
Shiseido Co. Ltd.	900	18,528
SUPERVALU, Inc.	2,500	36,775

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Consumer Staples — 3.8%- continued
Sysco Corp.	1,500	41,985
Tyson Foods, Inc., Class A	2,600	35,932
Unilever PLC	1,814	55,378
Wal-Mart Stores, Inc.	1,600	85,488
Wesfarmers Ltd.	206	5,032
		1,303,962

Energy — 4.3%
Baker Hughes, Inc.	1,000	45,280
BJ Services Co.	1,800	37,206
BP PLC	13,087	122,764
Cameco Corp.	359	9,704
Canadian Natural Resources Ltd.	195	12,447
Cenovus Energy, Inc.	235	5,431
Chevron Corp.	1,500	108,180
China Petroleum & Chemical Corp.- ADR	300	23,307
CNOOC Ltd.- ADR	200	27,966
Consol Energy, Inc.	700	32,627
Diamond Offshore Drilling, Inc.	300	27,459
EnCana Corp.	235	7,187
ENI SpA	2,675	62,791
Ensco International plc- ADR	700	27,321
Exxon Mobil Corp.	3,800	244,834
FMC Technologies, Inc. (a)	600	31,902
Halliburton Co.	1,600	46,736
Inpex Corp.	2	14,625
Murphy Oil Corp.	700	35,756
Nabors Industries Ltd. (a)	1,600	35,680
National Oilwell Varco, Inc.	1,000	40,900
Peabody Energy Corp.	800	33,696
PetroChina Co. Ltd.- ADR	300	33,447
Petroleo Brasileiro SA- ADR	1,600	64,912
Petroleo Brasileiro SA, Class A- ADR	2,200	79,376
Repsol YPF SA	1,798	42,741
Royal Dutch Shell PLC, Class B	2,855	76,343
Santos Ltd.	3,062	35,706
Sasol Ltd.- ADR	700	25,620
Smith International, Inc.	1,300	39,416
Statoil ASA	2,200	49,770
Tenaris SA- ADR	300	13,200
		1,494,330

Financials — 5.2%
Aegon NV (a)	2,552	15,519
Aioi Insurance Co. Ltd.	3,000	14,293
Allianz SE	527	58,747
Assurant, Inc.	1,100	34,573
Banco Bilbao Vizcaya Argentaria SA	4,038	62,145
Banco Bradesco SA- ADR	2,420	40,075
Banco Popular Espanol SA	4,089	31,295
Banco Santander SA- ADR	241	3,393
Bank of America Corp.	7,100	107,778
Bank of Nova Scotia	375	15,723
Barclays PLC	3,108	13,440
BNP Paribas	164	11,858
China Life Insurance Co. Ltd.- ADR	700	46,228
Chubb Corp.	800	40,000
Cincinnati Financial Corp.	1,200	31,668
Citigroup, Inc. (a)	85	282
CNP Assurances	159	14,111
Credit Agricole SA	1,025	16,258
Criteria Caixacorp SA	3,248	14,780
Daito Trust Construction Co. Ltd.	300	14,326
DBS Group Holdings Ltd.	5,000	50,772
Discover Financial Services	2,400	32,832
Erste Group Bank AG	682	26,079
First Horizon National Corp. (a)	1	10
GAM Holding Ltd.	871	10,067

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Financials — 5.2%- continued
Goldman Sachs Group, Inc. (The)	400	59,489
HDFC Bank Ltd.- ADR	100	11,830
Health Care, Inc. REIT	800	34,400
Host Hotels & Resorts, Inc. REIT (a)	78	827
Hudson City Bancorp, Inc.	2,500	33,175
ICICI Bank Ltd.- ADR	600	21,168
Intesa Sanpaolo SpA	4,557	13,505
Invesco Ltd.	74	1,428
Itau Unibanco Holding SA- ADR	2,915	55,851
JPMorgan Chase & Co.	2,800	109,032
KB Financial Group, Inc.- ADR	500	21,370
Kerry Properties Ltd.	3,000	13,408
Manulife Financial Corp.	574	10,490
Mapfre SA	8,594	34,078
Marsh & McLennan Cos., Inc.	1,700	36,652
Mitsui Sumitomo Insurance Group Holdings, Inc.	700	17,567
Moody's Corp.	1,200	33,108
NASDAQ OMX Group, Inc. (The) (a)	1,600	28,784
National Australia Bank Ltd.	984	22,958
National Bank of Greece SA (a)	1,159	25,727
Northern Rock Asset Management PLC (a)	75	—	(b)
Plum Creek Timber Co., Inc. REIT	900	32,553
Principal Financial Group, Inc.	1,500	34,575
Progressive Corp. (The)	2,200	36,476
Royal Bank of Canada	427	20,879
Sampo Oyj, Class A	889	21,619
Shinhan Financial Group Co. Ltd.- ADR	300	20,784
Shizuoka Bank Ltd. (The)	2,000	17,329
Sino Land Co. Ltd.	6,000	9,954
SNS REAAL NV (a)	2,153	12,782
Standard Chartered PLC	881	20,446
Torchmark Corp.	700	31,430
Toronto-Dominion Bank (The)	551	32,466
United Overseas Bank Ltd.	4,000	51,653
Unum Group	1,700	33,269
Wells Fargo & Co.	3,700	105,191
Westpac Banking Corp.	988	20,857
Zurich Financial Services AG	94	20,170
		1,813,532

Health Care — 4.1%
Aetna, Inc.	1,200	35,964
AmerisourceBergen Corp.	1,400	38,164
AstraZeneca PLC	1,421	66,138
Cardinal Health, Inc.	1,200	39,684
CareFusion Corp. (a)	1,300	33,475
Cephalon, Inc. (a)	500	31,920
CIGNA Corp.	1,100	37,147
Cochlear Ltd.	248	13,670
Coventry Health Care, Inc. (a)	1,400	32,032
CSL Ltd.	1,601	44,166
Dainippon Sumitomo Pharma Co. Ltd.	1,300	13,856
DaVita, Inc. (a)	600	35,856
DENTSPLY International, Inc.	1,000	33,530
Forest Laboratories, Inc. (a)	1,100	32,604
Fresenius Medical Care AG & Co. KGaA	817	41,493
GlaxoSmithKline PLC	4,265	82,928
H. Lundbeck A/S	1,385	25,919
Humana, Inc. (a)	800	38,896
Johnson & Johnson	2,000	125,721
Laboratory Corp of America Holdings (a)	500	35,550
Merck & Co., Inc.	2,200	83,996
Novartis AG	2,015	107,997
Pfizer, Inc.	6,000	111,960
Sanofi-Aventis SA	971	72,160
Teva Pharmaceutical Industries Ltd.- ADR	1,316	74,644
UnitedHealth Group, Inc.	1,800	59,400

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Health Care — 4.1%- continued
Waters Corp. (a)	500	28,490
Zimmer Holdings, Inc. (a)	700	39,424
		1,416,784

Industrials — 3.4%
A.P. Moller - Maersk A/S, Class B	1	7,908
Atlas Copco AB, Class B	1,199	14,604
Brambles Ltd.	6,193	35,890
Central Japan Railway Co.	3	22,071
Cintas Corp.	1,200	30,132
Dai Nippon Printing Co. Ltd.	3,264	44,807
Dun & Bradstreet Corp.	400	31,588
Equifax, Inc.	1,100	35,200
European Aeronautic Defence and Space Co. NV	490	9,647
Flowserve Corp.	400	36,068
Fraser and Neave Ltd.	4,000	11,832
Furukawa Electric Co. Ltd.	3,000	14,592
General Dynamics Corp.	700	46,795
General Electric Co.	7,800	125,425
Goodrich Corp.	500	30,955
Honeywell International, Inc.	1,300	50,232
ITT Corp.	700	33,817
Jacobs Engineering Group, Inc. (a)	900	34,011
Keppel Corp. Ltd.	4,000	23,807
Koninklijke Philips Electronics NV	1,985	60,272
L-3 Communications Holdings, Inc.	400	33,336
Lockheed Martin Corp.	600	44,712
Marubeni Corp.	4,000	23,356
Pitney Bowes, Inc.	1,400	29,288
Raytheon Co.	800	41,944
Rockwell Collins, Inc.	600	31,914
Rolls-Royce Group PLC, Class C (a)	18,304	—	(b)
Roper Industries, Inc.	600	30,048
Sacyr Vallehermoso SA (a)	1	10
Schneider Electric SA	483	50,245
Skanska AB, Class B	2,620	40,811
Stericycle, Inc. (a)	600	31,758
Vinci SA	356	19,156
W.W. Grainger, Inc.	300	29,784
West Japan Railway Co.	3	10,354
Wolseley PLC (a)	785	17,428
Yamato Holdings Co., Ltd.	2,300	31,676
		1,165,473

Information Technology — 5.2%
Adobe Systems, Inc. (a)	1,200	38,760
Affiliated Computer Services, Inc., Class A (a)	600	36,912
Apple, Inc. (a)	600	115,272
AU Optronics Corp.- ADR	1,042	11,399
Cisco Systems, Inc. (a)	4,300	96,621
Computer Sciences Corp. (a)	600	30,780
Computershare Ltd.	3,989	40,975
Dell, Inc. (a)	3,300	42,570
Fidelity National Information Services, Inc.	1,500	35,340
Fiserv, Inc. (a)	700	31,528
FUJIFILM Holdings Corp.	600	19,232
Fujitsu Ltd.	2,000	12,321
Google, Inc., Class A (a)	200	105,884
Harris Corp.	700	30,044
Hewlett-Packard Co.	2,300	108,261
Infosys Technologies Ltd.- ADR	800	41,529
Intel Corp.	4,100	79,539
International Business Machines Corp.	1,000	122,389
Intuit, Inc. (a)	1,200	35,532
Kyocera Corp.	500	45,427
LG Display Co. Ltd.- ADR	500	8,110
MEMC Electronic Materials, Inc. (a)	2,300	28,934
Microsoft Corp.	5,700	160,626

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Information Technology — 5.2%- continued
Murata Manufacturing Co., Ltd.	800	44,009
National Semiconductor Corp.	2,100	27,846
Nippon Electric Glass Co. Ltd.	1,000	14,138
Nomura Research Institute Ltd.	800	17,931
Oracle Corp.	2,900	66,874
Paychex, Inc.	1,200	34,788
Research In Motion Ltd. (a)	184	11,611
Ricoh Co. Ltd.	1,000	14,337
Sage Group plc (The)	4,394	16,624
STMicroelectronics NV	1,513	12,482
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	6,541	66,457
Telefonaktiebolaget LM Ericsson, Class B	1,769	17,440
Teradata Corp. (a)	1,100	30,767
VeriSign, Inc. (a)	1,400	32,074
Western Union Co. (The)	2,100	38,934
Xerox Corp.	4,300	37,496
Xilinx, Inc.	1,400	33,012
		1,794,805

Materials — 2.3%
Agrium, Inc.	130	7,312
Airgas, Inc.	700	29,582
AngloGold Ashanti Ltd.- ADR	400	14,276
Ball Corp.	600	30,474
Barrick Gold Corp.	252	8,749
BASF SE	1,129	64,211
Cemex SAB de CV- ADR (a)	1,160	10,660
Cia Siderurgica Nacional SA- ADR	600	17,472
CRH plc	597	14,411
Eastman Chemical Co.	500	28,265
Ecolab, Inc.	800	35,120
FMC Corp.	600	30,564
Gold Fields Ltd.- ADR	1,000	11,420
Goldcorp, Inc.	324	10,982
Holcim Ltd. (a)	238	16,447
Koninklijke DSM NV	929	43,555
MeadWestvaco Corp.	1,200	28,884
Mechel- ADR	300	5,937
OneSteel Ltd.	5,141	14,146
Owens-Illinois, Inc. (a)	1,000	27,220
POSCO- ADR	400	45,180
Potash Corp of Saskatchewan, Inc.	152	15,058
Sherritt International Corp.	2,282	13,105
Sigma-Aldrich Corp.	700	33,495
Solvay SA	386	38,373
Svenska Cellulosa AB, Class B	1,850	25,086
Teck Resources Ltd., Class B (a)	1,383	45,285
Vale SA- ADR	5,000	119,319
		784,588

Telecommunication Services — 1.9%
America Movil SAB de CV, Series L- ADR	1,200	52,380
AT&T, Inc.	4,300	109,047
CenturyTel, Inc.	1,000	34,010
China Mobile Ltd.- ADR	1,200	56,341
China Telecom Corp. Ltd.- ADR	200	8,206
China Unicom Hong Kong Ltd.- ADR	600	6,720
Chunghwa Telecom Co. Ltd.- ADR	735	13,959
Deutsche Telekom AG	1,547	20,173
KDDI Corp.	8	42,236
MetroPCS Communications, Inc. (a)	4,000	22,520
Mobile Telesystems OJSC- ADR	300	14,334
Nippon Telegraph & Telephone Corp.	1,100	46,435
NTT DoCoMo, Inc.	28	41,974
Philippine Long Distance Telephone Co.- ADR	100	5,597
Qwest Communications International, Inc.	600	2,526
SK Telecom Co. Ltd.- ADR	500	8,665
Softbank Corp.	500	12,747

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Telecommunication Services — 1.9%- continued
Telecom Italia SpA	24,612	37,025
Telefonos de Mexico SAB de CV- ADR	400	6,460
Telekomunikasi Indonesia Tbk PT- ADR	300	11,880
Telenor ASA (a)	1,200	15,701
Verizon Communications, Inc.	2,100	61,782
Vimpel-Communications- ADR	400	7,256
Windstream Corp.	3,200	32,992
		670,966

Utilities — 1.2%
Ameren Corp.	1,200	30,660
Brookfield Infrastructure Partners LP	4	64
CenterPoint Energy, Inc.	2,400	33,480
Cia Energetica de Minas Gerais- ADR	525	8,752
DTE Energy Co.	800	33,632
EDP - Energias de Portugal SA	6,261	24,922
Empresa Nacional de Electricidad SA/Chile- ADR	100	5,095
Enel SpA	7,538	40,786
Enersis SA- ADR	300	6,888
Exelon Corp.	1,100	50,182
Hongkong Electric Holdings Ltd.	2,996	16,767
Korea Electric Power Corp.- ADR	700	11,375
Osaka Gas Co. Ltd.	5,000	17,617
Pepco Holdings, Inc.	1,900	31,198
Public Service Enterprise Group, Inc.	1,300	39,767
RWE AG	578	51,513
		402,698

Total Common Stocks (Cost $11,231,135)		11,859,249

Preferred Stocks — 0.1%

Consumer Staples — 0.1%
Cia de Bebidas das Americas- ADR	200	18,512

Materials — 0.0%(c)
Gerdau SA- ADR	1,000	13,450

Telecommunication Services — 0.0%(c)
Tele Norte Leste Participacoes SA- ADR	300	5,346

Total Preferred Stocks (Cost $18,482)		37,308

Investment Companies — 5.1%

iShares Russell 2000 Index Fund	12,200	734,318
iShares S&P MidCap 400 Index Fund	10,000	701,800
iShares S&P SmallCap 600 Index Fund	5,900	313,172

Total Investment Companies (Cost $1,364,757)		1,749,290

	Principal ($)	Value ($)
U.S. Treasury Obligations — 53.7%

U.S. Treasury Bond — 11.6%
8.00%, 11/15/21	846,000	1,173,428
6.50%, 11/15/26	857,000	1,083,301
5.38%, 2/15/31	644,000	728,928
5.00%, 5/15/37	971,000	1,055,204
		4,040,861

U.S. Treasury Note — 42.1%
4.88%, 4/30/11	2,890,000	3,049,626
1.38%, 2/15/12	2,963,000	2,993,789
4.38%, 8/15/12	1,105,000	1,196,335
4.25%, 8/15/13	2,235,000	2,437,721
4.75%, 5/15/14	1,459,000	1,625,759
4.63%, 11/15/16	1,682,000	1,854,405
4.75%, 8/15/17	1,264,000	1,396,720
		14,554,355

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2010 (Unaudited)

	Principal ($)	Value ($)

Total U.S. Treasury Obligations (Cost $18,488,682)		18,595,216

	Shares	Value ($)
Short-Term Investments — 6.1%

Money Market Funds — 6.1%
Dreyfus Cash Management	104,232	104,232
Dreyfus Cash Management Plus	104,691	104,691
Federated Government Obligations Fund	1,915,651	1,915,651

Total Short-Term Investments (Cost $2,124,574)		2,124,574

Total Investments
(Cost $33,227,630(d))—99.3%		$34,365,637

Assets in excess of liabilities — 0.7%		238,208

NET ASSETS — 100.0%		$34,603,845

(a)	Non-income producing security.
(b)	Amount rounds to less than $1.00
(c)	Amount rounds to less than 0.05%
(d)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$11,859,249	$–	$–	$11,859,249
Investment Companies	1,749,290	–	–	1,749,290
Preferred Stocks	37,308	–	–	37,308
Short-Term Investments	2,124,574	–	–	2,124,574
U.S. Treasury Obligations	–	18,595,216	–	18,595,216
Total Investments	$15,770,421	$18,595,216	$–	$34,365,637

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 51.9%

Consumer Discretionary — 4.9%
Abercrombie & Fitch Co., Class A	1,000	31,540
Belle International Holdings Ltd.	12,000	13,648
Christian Dior SA	449	45,569
Cie Financiere Richemont SA	280	9,556
Dentsu, Inc.	1,600	36,980
Electrolux AB (a)	1,405	33,484
Family Dollar Stores, Inc.	1,300	40,144
GameStop Corp., Class A (a)	1,700	33,609
Gap, Inc. (The)	2,000	38,160
Genuine Parts Co.	1,000	37,680
Grupo Televisa SA- ADR	700	13,678
Hasbro, Inc.	1,100	33,605
International Game Technology	2,000	36,680
Interpublic Group of Cos., Inc. (a)	4,900	31,654
Kingfisher PLC	9,556	32,426
Li & Fung Ltd.	8,000	36,682
Makita Corp.	300	10,038
Marks & Spencer Group PLC	7,559	42,141
Mattel, Inc.	2,000	39,440
McGraw-Hill Cos., Inc. (The)	1,200	42,540
Newell Rubbermaid, Inc.	2,400	32,568
NGK Spark Plug Co. Ltd.	1,000	11,645
Nippon Television Network Corp.	150	20,592
Nissan Motor Co. Ltd. (a)	6,400	52,190
Omnicom Group, Inc.	1,100	38,830
O'Reilly Automotive, Inc. (a)	1,000	37,800
Oriental Land Co. Ltd.	500	34,347
Ross Stores, Inc.	900	41,337
Sega Sammy Holdings, Inc.	1,300	14,663
Sherwin-Williams Co. (The)	600	38,010
Sony Corp.	1,700	56,695
Thomson Reuters Corp.	29	969
TJX Companies, Inc. (The)	1,300	49,413
Toyota Motor Corp.	1,900	73,469
VF Corp.	500	36,015
Viacom, Inc., Class B (a)	1,600	46,623
Volkswagen AG	133	11,734
Whirlpool Corp.	500	37,590
Yum! Brands, Inc.	1,300	44,473
		1,318,217

Consumer Staples — 5.6%
Asahi Breweries, Ltd.	2,300	44,723
Associated British Foods PLC	3,069	43,314
Campbell Soup Co.	1,100	36,421
Casino, Guichard-Perrachon	523	43,109
Coca-Cola Co. (The)	1,900	103,075
Danisco A/S	389	27,265
Delhaize Group SA	483	37,903
Dr Pepper Snapple Group, Inc.	39	1,079
Estee Lauder Cos., Inc. (The), Class A	800	42,016
Fomento Economico Mexicano SAB de CV- ADR	400	16,864
Henkel AG & Co. KGaA	805	35,269
Hershey Co. (The)	1,100	40,073
Hormel Foods Corp.	900	34,830
J. Sainsbury PLC	8,222	42,565
Kerry Group plc, Class A	889	26,340
Kimberly-Clark Corp.	900	53,451
Lawson, Inc.	832	37,795
Lighthouse Caledonia ASA (a)	7	—	(b)
McCormick & Company, Inc.	1,000	36,300
Metro AG	577	31,768
Molson Coors Brewing Co., Class B	900	37,800
PepsiCo, Inc.	1,300	77,506
Philip Morris International, Inc.	1,500	68,265
See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Consumer Staples — 5.6%- continued
Procter & Gamble Co. (The)	2,400	147,720
SABMiller PLC	2,083	56,965
Safeway, Inc.	1,900	42,655
Sara Lee Corp.	3,300	40,062
Shiseido Co. Ltd.	1,900	39,114
SUPERVALU, Inc.	2,800	41,188
Sysco Corp.	1,700	47,583
Tyson Foods, Inc., Class A	3,000	41,460
Unilever PLC	2,016	61,546
Wal-Mart Stores, Inc.	1,700	90,832
Wesfarmers Ltd.	230	5,618
		1,532,474

Energy — 6.1%
Acergy SA	600	9,258
Baker Hughes, Inc.	1,100	49,808
BJ Services Co.	2,000	41,340
BP PLC	13,837	129,800
Cameco Corp.	351	9,487
Canadian Natural Resources Ltd.	183	11,681
Cenovus Energy, Inc.	218	5,038
Chevron Corp.	1,600	115,392
China Petroleum & Chemical Corp.- ADR	300	23,307
CNOOC Ltd.- ADR	200	27,966
Consol Energy, Inc.	800	37,288
Diamond Offshore Drilling, Inc.	400	36,612
EnCana Corp.	218	6,667
ENI SpA	2,828	66,382
Ensco International plc- ADR	800	31,224
Exxon Mobil Corp.	4,300	277,050
FMC Technologies, Inc. (a)	700	37,219
Halliburton Co.	1,800	52,578
Inpex Corp.	5	36,563
Murphy Oil Corp.	800	40,864
Nabors Industries Ltd. (a)	1,700	37,910
National Oilwell Varco, Inc.	1,100	44,990
Peabody Energy Corp.	1,000	42,120
PetroChina Co. Ltd.- ADR	300	33,447
Petroleo Brasileiro SA- ADR	1,700	68,969
Petroleo Brasileiro SA, Class A- ADR	2,300	82,984
Repsol YPF SA	1,894	45,023
Royal Dutch Shell PLC, Class B	3,018	80,702
Santos Ltd.	3,237	37,747
Sasol Ltd.- ADR	700	25,620
Smith International, Inc.	1,400	42,448
Statoil ASA	2,300	52,032
Tenaris SA- ADR	400	17,600
		1,657,116

Financials — 8.6%
Aegon NV (a)	5,868	35,684
Aioi Insurance Co. Ltd.	7,000	33,350
Allianz SE	555	61,867
Assurant, Inc.	1,200	37,716
Banco Bilbao Vizcaya Argentaria SA	4,559	70,163
Banco Bradesco SA- ADR	2,530	41,897
Banco Popular Espanol SA	4,309	32,978
Banco Santander SA	22	316
Banco Santander SA- ADR	212	2,985
Bank of America Corp.	8,000	121,440
Bank of Nova Scotia	353	14,801
Barclays PLC	3,275	14,162
BNP Paribas	378	27,331
China Life Insurance Co. Ltd.- ADR	700	46,228
Chubb Corp.	1,000	50,000
Cincinnati Financial Corp.	1,400	36,946
Citigroup, Inc. (a)	75	249
CNP Assurances	364	32,305

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2010 (Unaudited)

Security Description	Shares		Value ($)
Financials — 8.6%- continued
Credit Agricole SA	2,356		37,369
Criteria Caixacorp SA	7,468		33,983
Daito Trust Construction Co. Ltd.	700		33,428
DBS Group Holdings Ltd.	5,000		50,772
Discover Financial Services	2,700		36,936
Erste Group Bank AG	721		27,570
First Horizon National Corp. (a)	—	(c)	5
GAM Holding Ltd.	2,002		23,140
Goldman Sachs Group, Inc. (The)	400		59,487
HDFC Bank Ltd.- ADR	100		11,830
Health Care, Inc. REIT	900		38,700
Host Hotels & Resorts, Inc. REIT (a)	83		880
Hudson City Bancorp, Inc.	2,800		37,156
ICICI Bank Ltd.- ADR	600		21,168
Intesa Sanpaolo SpA	10,477		31,050
Invesco Ltd.	65		1,255
Itau Unibanco Holding SA- ADR	3,025		57,959
JPMorgan Chase & Co.	3,200		124,607
KB Financial Group, Inc.- ADR	500		21,370
Kerry Properties Ltd.	7,000		31,285
Manulife Financial Corp.	540		9,869
Mapfre SA	9,086		36,029
Marsh & McLennan Cos., Inc.	1,900		40,964
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,500		37,643
Moody's Corp.	1,400		38,626
NASDAQ OMX Group, Inc. (The) (a)	1,800		32,382
National Australia Bank Ltd.	2,261		52,752
National Bank of Greece SA (a)	1,225		27,192
Northern Rock Asset Management PLC (a)	66		—	(b)
Plum Creek Timber Co., Inc. REIT	1,000		36,170
Principal Financial Group, Inc.	1,600		36,880
Progressive Corp. (The)	2,400		39,792
Royal Bank of Canada	399		19,510
Sampo Oyj, Class A	940		22,860
Shinhan Financial Group Co. Ltd.- ADR	300		20,784
Shizuoka Bank Ltd. (The)	4,000		34,657
Sino Land Co. Ltd.	18,000		29,861
SNS REAAL NV (a)	4,951		29,394
Standard Chartered PLC	2,024		46,973
Torchmark Corp.	800		35,920
Toronto-Dominion Bank (The)	474		27,929
United Overseas Bank Ltd.	4,000		51,653
Unum Group	2,000		39,140
Wells Fargo & Co.	4,100		116,563
Westpac Banking Corp.	2,271		47,942
Zurich Financial Services AG	215		46,134
			2,297,987

Health Care — 5.7%
Aetna, Inc.	1,400		41,958
AmerisourceBergen Corp.	1,500		40,890
AstraZeneca PLC	1,497		69,676
Cardinal Health, Inc.	1,300		42,991
CareFusion Corp. (a)	1,500		38,625
Cephalon, Inc. (a)	600		38,304
CIGNA Corp.	1,200		40,524
Cochlear Ltd.	569		31,364
Coventry Health Care, Inc. (a)	1,500		34,320
CSL Ltd.	1,687		46,539
Dainippon Sumitomo Pharma Co. Ltd.	1,400		14,922
DaVita, Inc. (a)	600		35,856
DENTSPLY International, Inc.	1,100		36,883
Forest Laboratories, Inc. (a)	1,300		38,532
Fresenius Medical Care AG & Co. KGaA	860		43,677
GlaxoSmithKline PLC	4,509		87,672
H. Lundbeck A/S	1,299		24,310
Humana, Inc. (a)	900		43,758

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Health Care — 5.7%- continued
Johnson & Johnson	2,200	138,291
Laboratory Corp of America Holdings (a)	500	35,550
Merck & Co., Inc.	2,500	95,450
Novartis AG	2,123	113,786
Pfizer, Inc.	6,500	121,289
Sanofi-Aventis SA	1,023	76,025
Teva Pharmaceutical Industries Ltd.- ADR	1,315	74,587
UnitedHealth Group, Inc.	2,000	66,000
Waters Corp. (a)	600	34,188
Zimmer Holdings, Inc. (a)	700	39,424
		1,545,391

Industrials — 5.2%
A.P. Moller - Maersk A/S, Class B	1	7,908
Atlas Copco AB, Class B	2,757	33,580
Brambles Ltd.	7,011	40,630
Central Japan Railway Co.	6	44,141
Cintas Corp.	1,400	35,154
Dai Nippon Printing Co. Ltd.	3,231	44,354
Dun & Bradstreet Corp.	400	31,588
Equifax, Inc.	1,200	38,400
European Aeronautic Defence and Space Co. NV	518	10,198
Flowserve Corp.	400	36,068
Fraser and Neave Ltd.	9,000	26,623
Furukawa Electric Co. Ltd.	6,000	29,184
General Dynamics Corp.	800	53,480
General Electric Co.	8,600	138,289
Goodrich Corp.	600	37,146
Honeywell International, Inc.	1,500	57,961
ITT Corp.	800	38,648
Jacobs Engineering Group, Inc. (a)	1,000	37,790
Keppel Corp. Ltd.	4,000	23,807
Koninklijke Philips Electronics NV	2,099	63,734
L-3 Communications Holdings, Inc.	500	41,670
Lockheed Martin Corp.	700	52,164
Marubeni Corp.	4,000	23,356
Metso OYJ	346	11,729
Pitney Bowes, Inc.	1,600	33,472
Raytheon Co.	1,000	52,430
Rockwell Collins, Inc.	700	37,233
Rolls-Royce Group PLC, Class C (a)	16,016	—	(b)
Roper Industries, Inc.	700	35,056
Sacyr Vallehermoso SA (a)	1	10
Schneider Electric SA	509	52,950
Skanska AB, Class B	2,771	43,163
Stericycle, Inc. (a)	700	37,051
Vinci SA	819	44,070
W.W. Grainger, Inc.	400	39,712
West Japan Railway Co.	5	17,257
Wolseley PLC (a)	1,805	40,073
Yamato Holdings Co., Ltd.	2,500	34,430
		1,424,509

Information Technology — 7.8%
Adobe Systems, Inc. (a)	1,300	41,990
Affiliated Computer Services, Inc., Class A (a)	600	36,912
Apple, Inc. (a)	700	134,484
AU Optronics Corp.- ADR	1,139	12,461
Cisco Systems, Inc. (a)	4,700	105,609
Computer Sciences Corp. (a)	700	35,910
Computershare Ltd.	4,218	43,328
Dell, Inc. (a)	3,700	47,730
Fidelity National Information Services, Inc.	1,700	40,052
Fiserv, Inc. (a)	800	36,032
FUJIFILM Holdings Corp.	1,300	41,670
Fujitsu Ltd.	2,000	12,321
Google, Inc., Class A (a)	200	105,884
Harris Corp.	800	34,336

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Information Technology — 7.8%- continued
Hewlett-Packard Co.	2,600	122,382
Infosys Technologies Ltd.- ADR	900	46,718
Intel Corp.	4,500	87,300
International Business Machines Corp.	1,100	134,630
Intuit, Inc. (a)	1,300	38,493
Kyocera Corp.	500	45,427
LG Display Co. Ltd.- ADR	500	8,110
MEMC Electronic Materials, Inc. (a)	2,600	32,708
Microsoft Corp.	6,200	174,716
Murata Manufacturing Co., Ltd.	900	49,509
National Semiconductor Corp.	2,400	31,824
Nippon Electric Glass Co. Ltd.	2,000	28,275
Nokia OYJ	1,019	14,326
Nomura Research Institute Ltd.	1,800	40,346
Oracle Corp.	3,200	73,792
Paychex, Inc.	1,300	37,687
Research In Motion Ltd. (a)	172	10,854
Ricoh Co. Ltd.	3,000	43,011
Sage Group plc (The)	10,104	38,226
STMicroelectronics NV	3,478	28,692
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	6,738	68,458
Telefonaktiebolaget LM Ericsson, Class B	4,066	40,086
Teradata Corp. (a)	1,200	33,564
VeriSign, Inc. (a)	1,500	34,365
Western Union Co. (The)	2,300	42,642
Xerox Corp.	4,600	40,112
Xilinx, Inc.	1,600	37,728
		2,112,700

Materials — 3.4%
Agrium, Inc.	126	7,087
Airgas, Inc.	800	33,808
AngloGold Ashanti Ltd.- ADR	400	14,276
Ball Corp.	700	35,553
Barrick Gold Corp.	234	8,124
BASF SE	1,227	69,785
Cemex SAB de CV- ADR (a)	1,256	11,543
Cia Siderurgica Nacional SA- ADR	600	17,472
CRH plc	1,372	33,118
Eastman Chemical Co.	600	33,918
Ecolab, Inc.	900	39,510
FMC Corp.	700	35,658
Gold Fields Ltd.- ADR	1,000	11,420
Goldcorp, Inc.	209	7,084
Holcim Ltd. (a)	547	37,800
Koninklijke DSM NV	979	45,899
MeadWestvaco Corp.	1,300	31,291
Mechel- ADR	300	5,937
OneSteel Ltd.	11,820	32,524
Owens-Illinois, Inc. (a)	1,100	29,942
OZ Minerals Ltd. (a)	30,324	28,573
POSCO- ADR	400	45,180
Potash Corp of Saskatchewan, Inc.	145	14,364
Sherritt International Corp.	2,072	11,899
Sigma-Aldrich Corp.	800	38,280
Solvay SA	408	40,560
Sumitomo Metal Mining Co. Ltd.	1,000	13,983
Svenska Cellulosa AB, Class B	1,956	26,524
Teck Resources Ltd., Class B (a)	1,173	38,409
Vale SA- ADR	5,100	121,577
		921,098

Telecommunication Services — 2.9%
America Movil SAB de CV, Series L- ADR	1,200	52,380
AT&T, Inc.	4,800	121,728
CenturyTel, Inc.	1,200	40,812
China Mobile Ltd.- ADR	1,200	56,341
China Telecom Corp. Ltd.- ADR	200	8,206

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Telecommunication Services — 2.9%- continued
China Unicom Hong Kong Ltd.- ADR	600	6,720
Chunghwa Telecom Co. Ltd.- ADR	744	14,114
Deutsche Telekom AG	3,556	46,370
KDDI Corp.	8	42,236
MetroPCS Communications, Inc. (a)	4,600	25,898
Mobile Telesystems OJSC- ADR	300	14,334
Nippon Telegraph & Telephone Corp.	1,100	46,435
NTT DoCoMo, Inc.	29	43,473
Philippine Long Distance Telephone Co.- ADR	100	5,597
Qwest Communications International, Inc.	700	2,947
SK Telecom Co. Ltd.- ADR	500	8,665
Softbank Corp.	1,000	25,494
Telecom Italia SpA	25,934	39,013
Telefonos de Mexico SAB de CV- ADR	400	6,460
Telekomunikasi Indonesia Tbk PT- ADR	400	15,840
Telenor ASA (a)	2,700	35,327
TeliaSonera AB	1,329	8,973
Verizon Communications, Inc.	2,300	67,666
Vimpel-Communications- ADR	400	7,256
Windstream Corp.	3,400	35,054
		777,339

Utilities — 1.7%
Ameren Corp.	1,400	35,770
Brookfield Infrastructure Partners LP	3	48
CenterPoint Energy, Inc.	2,600	36,270
Cia Energetica de Minas Gerais- ADR	525	8,752
DTE Energy Co.	900	37,836
EDP - Energias de Portugal SA	6,619	26,348
Empresa Nacional de Electricidad SA/Chile- ADR	100	5,095
Enel SpA	7,943	42,977
Enersis SA- ADR	400	9,184
Exelon Corp.	1,200	54,743
Hongkong Electric Holdings Ltd.	4,435	24,820
Korea Electric Power Corp.- ADR	700	11,375
Osaka Gas Co. Ltd.	11,000	38,757
Pepco Holdings, Inc.	2,200	36,124
Public Service Enterprise Group, Inc.	1,400	42,826
RWE AG	609	54,276
		465,201

Total Common Stocks (Cost $13,444,333)		14,052,032

Preferred Stocks — 0.1%

Consumer Staples — 0.1%
Cia de Bebidas das Americas- ADR	200	18,512

Materials — 0.0%(d)
Gerdau SA- ADR	1,000	13,450

Telecommunication Services — 0.0%(d)
Tele Norte Leste Participacoes SA- ADR	400	7,128

Total Preferred Stocks (Cost $19,698)		39,090

Investment Companies — 6.3%

iShares Russell 2000 Index Fund	11,900	716,261
iShares S&P MidCap 400 Index Fund	9,800	687,764
iShares S&P SmallCap 600 Index Fund	5,700	302,556

Total Investment Companies (Cost $1,329,834)		1,706,581

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2010 (Unaudited)

	Principal ($)	Value ($)
U.S. Treasury Obligations — 37.8%

U.S. Treasury Bond — 8.2%
8.00%, 11/15/21	467,000	647,743
6.50%, 11/15/26	473,000	597,901
5.38%, 2/15/31	356,000	402,948
5.00%, 5/15/37	536,000	582,481
		2,231,073

U.S. Treasury Note — 29.6%
4.88%, 4/30/11	1,597,000	1,685,210
1.38%, 2/15/12	1,637,000	1,654,010
4.38%, 8/15/12	610,000	660,420
4.25%, 8/15/13	1,235,000	1,347,018
4.75%, 5/15/14	806,000	898,123
4.63%, 11/15/16	929,000	1,024,223
4.75%, 8/15/17	698,000	771,290
		8,040,294

Total U.S. Treasury Obligations (Cost $10,219,033)		10,271,367

	Shares	Value ($)
Short-Term Investments — 3.5%

Money Market Funds — 3.5%
Dreyfus Cash Management	195,583	195,583
Dreyfus Cash Management Plus	204,052	204,052
Federated Government Obligations Fund	561,632	561,632

Total Short-Term Investments (Cost $961,267)		961,267

Total Investments
(Cost $25,974,165(e))—99.6%		$27,030,337

Assets in excess of liabilities — 0.4%		111,516

NET ASSETS — 100.0%		$27,141,853

(a)	Non-income producing security.
(b)	Amount rounds to less than $1.00
(c)	Amount rounds to less than 1.00 share.
(d)	Amount rounds to less than 0.05%
(e)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$14,052,032	$–	$–	$14,052,032
Investment Companies	1,706,581	–	–	1,706,581
Preferred Stocks	39,090	–	–	39,090
Short-Term Investments	961,267	–	–	961,267
U.S. Treasury Obligations	–	10,271,367	–	10,271,367
Total Investments	$16,758,970	$10,271,367	$–	$27,030,337

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 66.1%

Consumer Discretionary — 6.2%
Abercrombie & Fitch Co., Class A	1,600	50,464
Belle International Holdings Ltd.	19,000	21,609
Christian Dior SA	600	60,895
Cie Financiere Richemont SA	431	14,709
Dentsu, Inc.	2,400	55,470
Electrolux AB (a)	2,168	51,667
Family Dollar Stores, Inc.	2,000	61,760
GameStop Corp., Class A (a)	2,500	49,425
Gap, Inc. (The)	3,000	57,240
Genuine Parts Co.	1,500	56,520
Grupo Televisa SA- ADR	1,300	25,402
Hasbro, Inc.	1,700	51,935
International Game Technology	3,100	56,854
Interpublic Group of Cos., Inc. (a)	7,500	48,450
Kingfisher PLC	14,742	50,024
Li & Fung Ltd.	14,000	64,194
Makita Corp.	400	13,384
Marks & Spencer Group PLC	10,110	56,363
Mattel, Inc.	3,000	59,160
McGraw-Hill Cos., Inc. (The)	1,900	67,355
Newell Rubbermaid, Inc.	3,700	50,209
NGK Spark Plug Co. Ltd.	2,000	23,290
Nippon Television Network Corp.	230	31,574
Nissan Motor Co. Ltd. (a)	8,700	70,946
Omnicom Group, Inc.	1,700	60,010
O'Reilly Automotive, Inc. (a)	1,500	56,700
Oriental Land Co. Ltd.	800	54,955
Ross Stores, Inc.	1,400	64,302
Sega Sammy Holdings, Inc.	2,000	22,558
Sherwin-Williams Co. (The)	900	57,015
Sony Corp.	2,400	80,040
Thomson Reuters Corp.	35	1,169
TJX Companies, Inc. (The)	1,900	72,219
Toyota Motor Corp.	2,900	112,137
VF Corp.	800	57,624
Viacom, Inc., Class B (a)	2,500	72,849
Volkswagen AG	206	18,174
Whirlpool Corp.	700	52,626
Yum! Brands, Inc.	2,000	68,420
		1,999,697

Consumer Staples — 7.0%
Asahi Breweries, Ltd.	3,100	60,279
Associated British Foods PLC	4,105	57,935
Campbell Soup Co.	1,700	56,287
Casino, Guichard-Perrachon	700	57,698
Coca-Cola Co. (The)	2,900	157,325
Danisco A/S	600	42,054
Delhaize Group SA	655	51,401
Dr Pepper Snapple Group, Inc.	46	1,272
Estee Lauder Cos., Inc. (The), Class A	1,200	63,024
Fomento Economico Mexicano SAB de CV- ADR	600	25,296
Henkel AG & Co. KGaA	1,242	54,416
Hershey Co. (The)	1,600	58,288
Hormel Foods Corp.	1,400	54,180
J. Sainsbury PLC	10,997	56,932
Kerry Group plc, Class A	1,203	35,644
Kimberly-Clark Corp.	1,300	77,207
Lawson, Inc.	1,138	51,696
Lighthouse Caledonia ASA (a)	8	1
McCormick & Company, Inc.	1,600	58,080
Metro AG	890	49,001
Molson Coors Brewing Co., Class B	1,300	54,600
PepsiCo, Inc.	1,900	113,278
Philip Morris International, Inc.	2,400	109,224

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Consumer Staples — 7.0%- continued
Procter & Gamble Co. (The)	3,600	221,580
SABMiller PLC	2,787	76,218
Safeway, Inc.	2,900	65,105
Sara Lee Corp.	5,100	61,914
Shiseido Co. Ltd.	3,000	61,758
SUPERVALU, Inc.	4,300	63,253
Sysco Corp.	2,600	72,774
Tyson Foods, Inc., Class A	4,500	62,190
Unilever PLC	2,729	83,311
Wal-Mart Stores, Inc.	2,600	138,918
Wesfarmers Ltd.	277	6,767
		2,258,906

Energy — 7.8%
Acergy SA	900	13,888
Baker Hughes, Inc.	1,600	72,448
BJ Services Co.	3,100	64,077
BP PLC	18,506	173,598
Cameco Corp.	362	9,785
Canadian Natural Resources Ltd.	200	12,767
Cenovus Energy, Inc.	242	5,593
Chevron Corp.	2,500	180,300
China Petroleum & Chemical Corp.- ADR	500	38,845
CNOOC Ltd.- ADR	400	55,932
Consol Energy, Inc.	1,200	55,932
Diamond Offshore Drilling, Inc.	600	54,918
EnCana Corp.	242	7,401
ENI SpA	3,782	88,775
Ensco International plc- ADR	1,400	54,642
Exxon Mobil Corp.	6,600	425,237
FMC Technologies, Inc. (a)	1,000	53,170
Halliburton Co.	2,800	81,788
Inpex Corp.	8	58,501
Murphy Oil Corp.	1,200	61,296
Nabors Industries Ltd. (a)	2,700	60,210
National Oilwell Varco, Inc.	1,700	69,530
Peabody Energy Corp.	1,500	63,180
PetroChina Co. Ltd.- ADR	500	55,745
Petroleo Brasileiro SA- ADR	2,900	117,653
Petroleo Brasileiro SA, Class A- ADR	4,100	147,928
Repsol YPF SA	2,563	60,926
Royal Dutch Shell PLC, Class B	4,037	107,950
Santos Ltd.	4,329	50,481
Sasol Ltd.- ADR	1,300	47,580
Smith International, Inc.	2,200	66,704
Statoil ASA	3,100	70,130
Tenaris SA- ADR	600	26,400
		2,513,310

Financials — 10.9%
Aegon NV (a)	9,052	55,046
Aioi Insurance Co. Ltd.	10,000	47,643
Allianz SE	752	83,827
Assurant, Inc.	1,900	59,717
Banco Bilbao Vizcaya Argentaria SA	6,169	94,940
Banco Bradesco SA- ADR	4,510	74,686
Banco Popular Espanol SA	5,831	44,627
Banco Santander SA	27	388
Banco Santander SA- ADR	355	4,998
Bank of America Corp.	12,300	186,714
Bank of Nova Scotia	484	20,293
Barclays PLC	4,431	19,161
BNP Paribas	582	42,082
China Life Insurance Co. Ltd.- ADR	1,300	85,851
Chubb Corp.	1,500	75,000
Cincinnati Financial Corp.	2,100	55,419
Citigroup, Inc. (a)	90	299
CNP Assurances	562	49,877
See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2010 (Unaudited)

Security Description	Shares		Value ($)
Financials — 10.9%- continued
Credit Agricole SA	3,634		57,640
Criteria Caixacorp SA	11,520		52,421
Daito Trust Construction Co. Ltd.	1,000		47,754
DBS Group Holdings Ltd.	6,000		60,926
Discover Financial Services	4,100		56,088
Erste Group Bank AG	965		36,901
First Horizon National Corp. (a)	—	(b)	5
GAM Holding Ltd.	3,088		35,692
Goldman Sachs Group, Inc. (The)	600		89,233
HDFC Bank Ltd.- ADR	300		35,490
Health Care, Inc. REIT	1,300		55,900
Host Hotels & Resorts, Inc. REIT (a)	126		1,336
Hudson City Bancorp, Inc.	4,300		57,061
ICICI Bank Ltd.- ADR	1,200		42,336
Intesa Sanpaolo SpA	16,162		47,898
Invesco Ltd.	78		1,505
Itau Unibanco Holding SA- ADR	5,475		104,900
JPMorgan Chase & Co.	4,900		190,806
KB Financial Group, Inc.- ADR	900		38,466
Kerry Properties Ltd.	11,000		49,163
Manulife Financial Corp.	588		10,746
Mapfre SA	12,152		48,187
Marsh & McLennan Cos., Inc.	3,000		64,680
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,300		57,720
Moody's Corp.	2,100		57,939
NASDAQ OMX Group, Inc. (The) (a)	2,800		50,372
National Australia Bank Ltd.	3,489		81,402
National Bank of Greece SA (a)	1,639		36,382
Northern Rock Asset Management PLC (a)	79		—	(c)
Plum Creek Timber Co., Inc. REIT	1,600		57,872
Principal Financial Group, Inc.	2,500		57,625
Progressive Corp. (The)	3,700		61,346
Royal Bank of Canada	438		21,417
Sampo Oyj, Class A	1,257		30,569
Shinhan Financial Group Co. Ltd.- ADR	500		34,640
Shizuoka Bank Ltd. (The)	5,000		43,322
Sino Land Co. Ltd.	26,000		43,132
SNS REAAL NV (a)	7,637		45,340
Standard Chartered PLC	3,123		72,478
Torchmark Corp.	1,300		58,370
Toronto-Dominion Bank (The)	536		31,582
United Overseas Bank Ltd.	5,000		64,567
Unum Group	3,000		58,710
Wells Fargo & Co.	6,300		179,108
Westpac Banking Corp.	3,502		73,929
Zurich Financial Services AG	331		71,024
			3,474,548

Health Care — 7.2%
Aetna, Inc.	2,100		62,937
AmerisourceBergen Corp.	2,300		62,698
AstraZeneca PLC	2,026		94,297
Cardinal Health, Inc.	2,000		66,140
CareFusion Corp. (a)	2,300		59,225
Cephalon, Inc. (a)	900		57,456
CIGNA Corp.	1,800		60,786
Cochlear Ltd.	878		48,396
Coventry Health Care, Inc. (a)	2,300		52,624
CSL Ltd.	2,282		62,953
Dainippon Sumitomo Pharma Co. Ltd.	1,800		19,186
DaVita, Inc. (a)	1,000		59,760
DENTSPLY International, Inc.	1,600		53,648
Forest Laboratories, Inc. (a)	2,000		59,280
Fresenius Medical Care AG & Co. KGaA	1,164		59,116
GlaxoSmithKline PLC	6,031		117,265
H. Lundbeck A/S	1,763		32,993
Humana, Inc. (a)	1,400		68,068

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Health Care — 7.2%- continued
Johnson & Johnson	3,400	213,725
Laboratory Corp of America Holdings (a)	800	56,880
Merck & Co., Inc.	3,800	145,084
Novartis AG	2,873	153,983
Pfizer, Inc.	10,000	186,600
Sanofi-Aventis SA	1,385	102,927
Teva Pharmaceutical Industries Ltd.- ADR	2,336	132,498
UnitedHealth Group, Inc.	3,100	102,300
Waters Corp. (a)	900	51,282
Zimmer Holdings, Inc. (a)	1,100	61,952
		2,304,059

Industrials — 6.6%
A.P. Moller - Maersk A/S, Class B	2	15,817
Atlas Copco AB, Class B	4,253	51,801
Brambles Ltd.	9,488	54,985
Central Japan Railway Co.	9	66,212
Cintas Corp.	2,100	52,731
Dai Nippon Printing Co. Ltd.	4,278	58,727
Dun & Bradstreet Corp.	700	55,279
Equifax, Inc.	1,800	57,600
European Aeronautic Defence and Space Co. NV	693	13,644
Flowserve Corp.	600	54,102
Fraser and Neave Ltd.	14,000	41,414
Furukawa Electric Co. Ltd.	10,000	48,640
General Dynamics Corp.	1,200	80,220
General Electric Co.	13,200	212,256
Goodrich Corp.	900	55,719
Honeywell International, Inc.	2,200	85,008
ITT Corp.	1,300	62,803
Jacobs Engineering Group, Inc. (a)	1,500	56,685
Keppel Corp. Ltd.	5,000	29,759
Koninklijke Philips Electronics NV	2,808	85,262
L-3 Communications Holdings, Inc.	700	58,338
Lockheed Martin Corp.	1,100	81,972
Marubeni Corp.	5,000	29,195
Metso OYJ	534	18,102
Pitney Bowes, Inc.	2,500	52,300
Raytheon Co.	1,500	78,645
Rockwell Collins, Inc.	1,100	58,509
Rolls-Royce Group PLC, Class C (a)	19,219	—	(c)
Roper Industries, Inc.	1,100	55,088
Sacyr Vallehermoso SA (a)	2	21
Schneider Electric SA	689	71,675
Skanska AB, Class B	3,706	57,727
Stericycle, Inc. (a)	1,000	52,930
Vinci SA	1,263	67,961
W.W. Grainger, Inc.	600	59,568
West Japan Railway Co.	8	27,611
Wolseley PLC (a)	2,784	61,807
Yamato Holdings Co., Ltd.	3,300	45,448
		2,115,561

Information Technology — 10.0%
Adobe Systems, Inc. (a)	2,000	64,600
Affiliated Computer Services, Inc., Class A (a)	1,000	61,520
Apple, Inc. (a)	1,100	211,332
AU Optronics Corp.- ADR	1,945	21,278
Cisco Systems, Inc. (a)	7,100	159,537
Computer Sciences Corp. (a)	1,100	56,430
Computershare Ltd.	5,641	57,945
Dell, Inc. (a)	5,700	73,530
Fidelity National Information Services, Inc.	2,600	61,256
Fiserv, Inc. (a)	1,200	54,048
FUJIFILM Holdings Corp.	2,000	64,107
Fujitsu Ltd.	2,000	12,321
Google, Inc., Class A (a)	300	158,826
Harris Corp.	1,200	51,504

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Information Technology — 10.0%- continued
Hewlett-Packard Co.	3,900	183,573
Infosys Technologies Ltd.- ADR	1,500	77,864
Intel Corp.	6,800	131,920
International Business Machines Corp.	1,600	195,824
Intuit, Inc. (a)	2,100	62,181
Kyocera Corp.	700	63,598
LG Display Co. Ltd.- ADR	900	14,598
MEMC Electronic Materials, Inc. (a)	4,000	50,320
Microsoft Corp.	9,600	270,528
Murata Manufacturing Co., Ltd.	1,200	66,013
National Semiconductor Corp.	3,600	47,736
Nippon Electric Glass Co. Ltd.	3,000	42,413
Nokia OYJ	1,572	22,101
Nomura Research Institute Ltd.	2,700	60,519
Oracle Corp.	4,800	110,688
Paychex, Inc.	2,100	60,879
Research In Motion Ltd. (a)	187	11,800
Ricoh Co. Ltd.	4,000	57,349
Sage Group plc (The)	15,586	58,966
STMicroelectronics NV	5,365	44,259
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	11,745	119,329
Telefonaktiebolaget LM Ericsson, Class B	6,272	61,835
Teradata Corp. (a)	1,800	50,346
VeriSign, Inc. (a)	2,300	52,693
Western Union Co. (The)	3,600	66,744
Xerox Corp.	7,100	61,912
Xilinx, Inc.	2,400	56,592
		3,210,814

Materials — 4.4%
Agrium, Inc.	231	12,993
Airgas, Inc.	1,200	50,712
AngloGold Ashanti Ltd.- ADR	800	28,552
Ball Corp.	1,100	55,869
Barrick Gold Corp.	260	9,027
BASF SE	1,660	94,410
Cemex SAB de CV- ADR (a)	2,168	19,924
Cia Siderurgica Nacional SA- ADR	1,000	29,120
CRH plc	2,116	51,077
Eastman Chemical Co.	900	50,877
Ecolab, Inc.	1,400	61,460
FMC Corp.	1,000	50,940
Gold Fields Ltd.- ADR	1,700	19,414
Goldcorp, Inc.	331	11,219
Holcim Ltd. (a)	843	58,256
Koninklijke DSM NV	1,324	62,074
MeadWestvaco Corp.	2,000	48,140
Mechel- ADR	500	9,895
OneSteel Ltd.	18,234	50,173
Owens-Illinois, Inc. (a)	1,800	48,996
OZ Minerals Ltd. (a)	40,878	38,518
POSCO- ADR	800	90,360
Potash Corp of Saskatchewan, Inc.	154	15,256
Sherritt International Corp.	2,486	14,276
Sigma-Aldrich Corp.	1,200	57,420
Solvay SA	545	54,179
Sumitomo Metal Mining Co. Ltd.	1,000	13,983
Svenska Cellulosa AB, Class B	2,617	35,487
Teck Resources Ltd., Class B (a)	1,488	48,723
Vale SA- ADR	9,000	214,455
		1,405,785

Telecommunication Services — 3.8%
America Movil SAB de CV, Series L- ADR	2,100	91,665
AT&T, Inc.	7,300	185,127
CenturyTel, Inc.	1,800	61,218
China Mobile Ltd.- ADR	2,100	98,595
China Telecom Corp. Ltd.- ADR	400	16,412

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Telecommunication Services — 3.8%- continued
China Unicom Hong Kong Ltd.- ADR	1,000	11,200
Chunghwa Telecom Co. Ltd.- ADR	1,275	24,191
Deutsche Telekom AG	5,485	71,524
KDDI Corp.	11	58,074
MetroPCS Communications, Inc. (a)	7,000	39,410
Mobile Telesystems OJSC- ADR	500	23,890
Nippon Telegraph & Telephone Corp.	1,500	63,321
NTT DoCoMo, Inc.	39	58,464
Philippine Long Distance Telephone Co.- ADR	300	16,791
Qwest Communications International, Inc.	1,000	4,210
SK Telecom Co. Ltd.- ADR	900	15,597
Softbank Corp.	1,500	38,242
Telecom Italia SpA	35,093	52,792
Telefonos de Mexico SAB de CV- ADR	800	12,920
Telekomunikasi Indonesia Tbk PT- ADR	600	23,760
Telenor ASA (a)	4,200	54,952
TeliaSonera AB	2,050	13,841
Verizon Communications, Inc.	3,500	102,970
Vimpel-Communications- ADR	800	14,512
Windstream Corp.	5,200	53,612
		1,207,290

Utilities — 2.2%
Ameren Corp.	2,100	53,655
Brookfield Infrastructure Partners LP	4	64
CenterPoint Energy, Inc.	4,000	55,800
Cia Energetica de Minas Gerais- ADR	950	15,837
DTE Energy Co.	1,400	58,856
EDP - Energias de Portugal SA	8,853	35,240
Empresa Nacional de Electricidad SA/Chile- ADR	300	15,285
Enel SpA	10,748	58,155
Enersis SA- ADR	600	13,776
Exelon Corp.	1,900	86,678
Hongkong Electric Holdings Ltd.	5,522	30,903
Korea Electric Power Corp.- ADR	1,300	21,125
Osaka Gas Co. Ltd.	17,000	59,897
Pepco Holdings, Inc.	3,300	54,186
Public Service Enterprise Group, Inc.	2,200	67,298
RWE AG	824	73,437
		700,192

Total Common Stocks (Cost $20,356,428)		21,190,162

Preferred Stocks — 0.2%

Consumer Staples — 0.1%
Cia de Bebidas das Americas- ADR	400	37,024

Materials — 0.1%
Gerdau SA- ADR	1,700	22,865

Telecommunication Services — 0.0%(d)
Tele Norte Leste Participacoes SA- ADR	600	10,692

Total Preferred Stocks (Cost $44,640)		70,581

Investment Companies — 7.7%

iShares Russell 2000 Index Fund	17,300	1,041,287
iShares S&P MidCap 400 Index Fund	14,100	989,538
iShares S&P SmallCap 600 Index Fund	8,300	440,564

Total Investment Companies (Cost $1,956,123)		2,471,389

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2010 (Unaudited)

	Principal ($)	Value ($)
U.S. Treasury Obligations — 20.6%

U.S. Treasury Bond — 4.5%
8.00%, 11/15/21	300,000	416,109
6.50%, 11/15/26	304,000	384,275
5.38%, 2/15/31	229,000	259,199
5.00%, 5/15/37	345,000	374,918
		1,434,501

U.S. Treasury Note — 16.1%
4.88%, 4/30/11	1,026,000	1,082,671
1.38%, 2/15/12	1,052,000	1,062,931
4.38%, 8/15/12	392,000	424,401
4.25%, 8/15/13	793,000	864,927
4.75%, 5/15/14	518,000	577,206
4.63%, 11/15/16	597,000	658,193
4.75%, 8/15/17	449,000	496,145
		5,166,474

Total U.S. Treasury Obligations (Cost $6,577,049)		6,600,975

	Shares	Value ($)
Short-Term Investments — 5.3%

Money Market Funds — 5.3%
Dreyfus Cash Management	52,039	52,039
Dreyfus Cash Management Plus	54,091	54,091
Federated Government Obligations Fund	1,596,636	1,596,636

Total Short-Term Investments (Cost $1,702,766)		1,702,766

Total Investments
(Cost $30,637,006(e))—99.9%		$32,035,873

Assets in excess of liabilities — 0.1%		31,413

NET ASSETS — 100.0%		$32,067,286

(a)	Non-income producing security.
(b)	Amount rounds to less than 1.00 share.
(c)	Amount rounds to less than $1.00
(d)	Amount rounds to less than 0.05%
(e)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$21,190,162	$–	$–	$21,190,162
Investment Companies	2,471,389	–	–	2,471,389
Preferred Stocks	70,581	–	–	70,581
Short-Term Investments	1,702,766	–	–	1,702,766
U.S. Treasury Obligations	–	6,600,975	–	6,600,975
Total Investments	$25,434,898	$6,600,975	$–	$32,035,873

See Notes to Schedules of Portfolio of Investments

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments	January 31, 2010 (Unaudited)

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers twelve (12) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the eleven series (individually, a "Fund"; collectively, the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time ("Valuation Time"). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time.  Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value.  Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC ("AIFS" or the "Adviser") in accordance with guidelines approved by the Trust's Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds' Board of Trustees and which are intended to reflect fair value.  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange. In such a case, a Fund's value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

Investment Valuation
The Funds have adopted FASB ASC 820, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of January 31, 2010, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's schedule of portfolio investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments	January 31, 2010 (Unaudited)

Financial Futures Contracts

Some of the Funds may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to "mark to market" open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at January 31, 2010 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

Forward Foreign Exchange Contracts

The International Bond Fund may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Fund's Adviser has deemed creditworthy.  A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date.  Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund may enter into foreign currency transactions on the spot markets (foreign currency transactions that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts.

The details of the Fund's outstanding forward foreign exchange contracts at January 31, 2010 are contained at the end of its Schedule of Portfolio Investments.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

2. Concentration of Credit Risk

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

3. Federal Income Tax Information:

At January 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Stock Fund	$94,743,640	$18,498,311	$(2,338,176)	$16,160,135
International Equity Fund	95,699,088	1,408,281	(4,438,290)	(3,030,009)
Short-Term Bond Fund	132,944,966	2,156,937	(9,552,751)	(7,395,814)
Intermediate Bond Fund	38,083,995	1,095,903	(98,202)	997,701
Kansas Tax-Exempt Bond Fund	234,675,369	6,976,403	(1,220,235)	5,756,168
International Bond Fund	40,294,199	2,620,493	(677,626)	1,942,867
U.S. Inflation-Indexed Fund	107,849,908	2,543,262	(1,375)	2,541,887
Fusion Fund	8,691,856	155,426	(92,585)	62,841
NestEgg 2010 Fund	16,844,346	538,023	(206,070)	331,953
NestEgg 2020 Fund	33,133,271	1,662,519	(430,153)	1,232,366
NestEgg 2030 Fund	25,888,522	1,633,382	(491,567)	1,141,815
NestEgg 2040 Fund	30,503,518	2,231,828	(699,473)	1,532,355

The aggregate cost above includes prior fiscal year end tax adjustments.

4. Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.

American Independence Funds Trust
Controls and Procedures	January 31, 2010 (Unaudited)

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

American Independence Funds Trust
Exhibits	January 31, 2010 (Unaudited)

Item 3. Exhibits.

(a)            Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: March 30, 2010

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
Treasurer

Date: March 30, 2010